NATIONWIDE

VARIABLE

ACCOUNT

Annual Report

to

Contract Owners

December 31, 2009

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2009

Assets:
Investments at fair value:
Aberdeen Small Cap Fund - Class A (PRSCA)
152,820 shares (cost $2,607,575)	$1,836,902
Global Fixed Income Fund - Institutional Service Class (ADGFIS)
92,467 shares (cost $907,849)	945,014
Income & Growth Fund - Class A (ACIGA)
69,605 shares (cost $2,066,640)	1,483,980
Mid-Cap Core Fund - Common Class (WPEG)
49,176 shares (cost $1,446,255)	1,527,414
High-Yield Opportunities Fund - Institutional Class (DWHYOI)
179,131 shares (cost $580,818)	695,029
Asset Manager 50% (FAM)
119,406 shares (cost $1,854,045)	1,653,773
Janus Balanced Fund - Class S (JBS)
47,798 shares (cost $1,025,937)	1,173,435
Janus Fund Class - J Shares (JF)
166,695 shares (cost $3,919,302)	4,377,421
Janus Overseas Fund - Class S (JOS)
4,092 shares (cost $162,982)	173,830
Janus Twenty Fund - Class J (JTF)
280,903 shares (cost $13,000,743)	17,300,819
Janus Worldwide Fund - Class J (JWF)
62,862 shares (cost $2,673,514)	2,543,405
Janus Worldwide Fund - Class S (JWS)
6,629 shares (cost $221,512)	268,197
U.S. Small-Mid Cap Equity Portfolio - Open Shares (LSC)
170,231 shares (cost $2,196,444)	1,967,873
MFS Strategic Income Fund - Class A (MSI)
164,325 shares (cost $1,016,117)	1,038,532
Bond Fund - Class D (NBF)
149,405 shares (cost $1,402,314)	1,432,798
Bond Index Fund - Class A (NBIXA)
30,769 shares (cost $333,290)	339,687
Fund - Class D (NF)
223,546 shares (cost $3,998,883)	2,707,140

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Government Bond Fund - Class D (NGBF)
394,404 shares (cost $4,137,436)	$4,180,686
Growth Fund - Class D (NGF)
52,854 shares (cost $322,495)	387,419
International Index Fund - Class A (NIIXA)
2,383 shares (cost $18,103)	16,823
Investor Destinations Aggressive Fund - Service Class (IDAS)
217,224 shares (cost $1,961,809)	1,646,556
Investor Destinations Conservative Fund - Service Class (IDCS)
268,633 shares (cost $2,649,877)	2,640,662
Investor Destinations Moderate Fund - Service Class (IDMS)
623,887 shares (cost $6,184,146)	5,384,143
Investor Destinations Moderately Aggressive Fund - Service Class (IDMAS)
485,947 shares (cost $4,661,451)	3,994,485
Investor Destinations Moderately Conservative Fund - Service Class (IDMCS)
162,098 shares (cost $1,587,733)	1,528,582
Mid Cap Market Index Fund - Class A (NMCIXA)
78,671 shares (cost $1,077,082)	937,758
Money Market Fund - Prime Shares (MMF)
9,605,485 shares (cost $9,605,485)	9,605,485
Money Market Fund - Service Class (MMFR)
5,404,387 shares (cost $5,404,387)	5,404,387
Nationwide Growth Fund - Class A (NGFA)
54,134 shares (cost $410,579)	386,519
Nationwide Large Cap Value Fund - Class A (PRLVA)
166,679 shares (cost $2,052,370)	1,463,440
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
174,449 shares (cost $1,720,333)	1,435,719
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
31,038 shares (cost $292,783)	306,347
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
178,933 shares (cost $1,832,741)	1,737,439
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
232,461 shares (cost $2,548,152)	2,182,807
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
49,927 shares (cost $457,679)	489,780
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
4,911 shares (cost $33,905)	42,333

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

S&P 500 Index Fund - Service Class (NIXR)
248,401 shares (cost $2,619,033)	$2,307,641
Small Cap Index Fund - Class A (NSCIXA)
69,641 shares (cost $749,140)	659,501
Templeton NVIT International Value Fund - Class III (NVTIV3)
3,841 shares (cost $48,331)	53,392
AIM Small Cap Growth Fund - Investor Class (ASCGI)
17,240 shares (cost $479,453)	401,007
Basic Balanced Fund - Investor Class (ABBLI)
12,716 shares (cost $140,804)	131,485
Dynamics Fund - Investor Class (IDF)
203,038 shares (cost $3,668,679)	3,660,779
American Century International Growth Fund - Class A (TCIGA)
10,202 shares (cost $90,660)	100,392
American Century International Growth Fund - Investor Class (TCIGR)
84,587 shares (cost $717,805)	833,186
Growth Fund - Investor Class (TCG)
250,478 shares (cost $4,986,502)	5,520,538
Income & Growth Fund - Investor Class (IGF)
135,249 shares (cost $3,931,098)	2,886,209
Short-Term Government Fund - Investor Class (BSTG)
260,238 shares (cost $2,484,487)	2,521,706
Ultra(R) Fund - Investor Class (TCUL)
331,370 shares (cost $8,615,567)	6,451,783
VP International Fund - Class IV (ACVI4)
244,184 shares (cost $2,446,564)	1,885,101
Appreciation Fund, Inc. (DAF)
78,146 shares (cost $3,005,357)	2,619,451
Balanced Opportunity Fund - Class Z (DPBOZ)
70,397 shares (cost $1,273,322)	1,041,873
Dreyfus S&P 500 Index Fund (DSPI)
300,732 shares (cost $10,168,965)	9,409,898
Emerging Leaders Fund (DEL)
500 shares (cost $17,173)	8,162
Intermediate Term Income Fund - Class A (DPITIA)
127,491 shares (cost $1,545,519)	1,588,533
Third Century Fund, Inc. - Class Z (DTC)
70,747 shares (cost $529,238)	618,331

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Equity Income Fund - Class I (EIG)
41,420 shares (cost $855,747)	$705,389
Bond Fund - Class F Shares (FBDF)
209,673 shares (cost $1,780,113)	1,847,221
Equity Income Fund, Inc. - Class F Shares (FEQIF)
6,655 shares (cost $115,258)	105,349
High Yield Trust (FHYT)
922,696 shares (cost $4,490,138)	5,037,919
Intermediate Corporate Bond Fund - Institutional Service Shares (FIIF)
87,615 shares (cost $848,925)	863,012
Advisor Balanced Fund - Class A (FABA)
22,383 shares (cost $355,207)	299,714
Advisor Balanced Fund - Class T (FAB)
80,402 shares (cost $1,266,099)	1,085,427
Advisor Equity Growth Fund - Class A (FAEGA)
16,712 shares (cost $879,594)	730,656
Advisor Equity Income Fund - Class A (FAEIA)
123,372 shares (cost $3,342,303)	2,524,194
Advisor Equity Income Fund - Class T (FAEI)
89,648 shares (cost $2,508,931)	1,860,204
Advisor Growth Opportunities Fund - Class A (FAGOA)
12,534 shares (cost $385,917)	345,930
Advisor Growth Opportunities Fund - Class T (FAGO)
62,355 shares (cost $2,065,801)	1,739,081
Advisor High Income Advantage Fund - Class T (FAHY)
80,311 shares (cost $767,353)	726,819
Advisor Overseas Fund - Class A (FAOA)
509 shares (cost $9,759)	8,312
Capital & Income Fund (FCI)
47,845 shares (cost $362,992)	412,425
Equity-Income Fund (FEI)
138,798 shares (cost $7,057,656)	5,432,550
High Income Portfolio - Initial Class (FHIP)
4,615 shares (cost $26,254)	24,414
Magellan Fund (FMG)
123,761 shares (cost $11,413,289)	7,960,298
Puritan Fund (FPR)
330,251 shares (cost $6,080,568)	5,303,834

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
142,335 shares (cost $2,855,186)	$2,106,555
Balance Sheet Investment Fund - Class A (FRBSI)
65,084 shares (cost $3,852,185)	2,779,739
Foreign Fund - Class A (TFF)
286,910 shares (cost $2,464,116)	1,879,260
Mutual Series Funds - Mutual Shares Fund - Class A (TMSF)
289,535 shares (cost $7,024,600)	5,518,542
Small-Mid Cap Growth Fund - Class A (FSCG)
39,053 shares (cost $1,361,381)	1,134,482
Templeton Foreign Securities Fund - Class 3 (TIF3)
236,601 shares (cost $3,688,432)	3,163,351
Genesis Fund - Trust Class (NBGST)
262,123 shares (cost $12,130,955)	10,288,336
Guardian Fund - Investor Class (NBGF)
121,797 shares (cost $1,789,852)	1,516,370
Guardian Fund - Trust Class (NBGT)
14,836 shares (cost $191,582)	144,653
Partners Fund - Investor Class (PF)
146,904 shares (cost $3,993,399)	3,512,463
Partners Fund - Trust Class (NBPT)
14,194 shares (cost $320,512)	260,753
Short Duration Bond Fund - Investor Class (NLMB)
92,413 shares (cost $782,080)	722,672
Socially Responsive Fund - Trust Class (NBSRT)
72,055 shares (cost $1,217,358)	1,027,510
Champion Income Fund - Class A (OCHI)
38,620 shares (cost $63,748)	71,446
Global Securities Fund/VA - Class 4 (OVGS4)
203,634 shares (cost $6,234,868)	5,359,636
Oppenheimer Capital Appreciation Fund - Class A (OCAF)
37,182 shares (cost $1,565,320)	1,484,673
Oppenheimer Global Fund - Class A (OGF)
110,019 shares (cost $5,996,634)	5,832,123
Oppenheimer Strategic Income Fund - Class A (OSI)
256,079 shares (cost $1,043,550)	1,011,513
PIMCO Total Return Fund - Class A (PMTRA)
375,741 shares (cost $3,936,029)	4,058,006

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Putnam International Equity Fund - Class A (PUIGA)
207 shares (cost $4,765 )	$3,855
Voyager Fund - Class A (PVF)
7,958 shares (cost $144,844 )	157,006
Van Kampen Growth and Income Fund - Class A (VKGIA)
122,602 shares (cost $2,488,067 )	2,118,571
Van Kampen Mid Cap Growth Fund - Class A (VKGA)
38,421 shares (cost $923,313 )	897,907
Van Kampen Real Estate Securities Fund - Class A (VKRES)
63,239 shares (cost $837,436 )	896,098
Virtus Balanced Fund - Class A (PBF)
55,612 shares (cost $786,076 )	678,465
Advisors Small Cap Fund - Class A (WRASCA)
22,988 shares (cost $227,836 )	261,608
Advantage Funds(R) - Common Stock Fund - Investor Class (SCS)
151,765 shares (cost $2,909,700 )	2,542,067
Advantage Funds(R) - Growth Fund - Investor Class (SGR)
20,983 shares (cost $493,906 )	532,959
Advantage Funds(R) - Large Cap Growth Fund - Investor Class (STR)
58,844 shares (cost $1,306,445 )	1,478,149
Advantage Funds(R) - Large Company Core Fund - Investor Class (SGI)
5,607 shares (cost $123,662 )	113,646

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Advantage Funds(R) - Mid Cap Growth Fund - Investor Class (WFMCGZ)
56,410 shares (cost $224,636 )	$281,485

Total Investments	226,782,234
Janus Worldwide Fund - Class S (JWS)	5,919
Other Receivables	11,595

Total Accounts Receivable	17,514
Total Assets	226,799,748

$226,799,748

Contract Owners’ Equity:
Accumulation units	226,754,853
Contracts in payout (annuitization) period	44,895

Total Contract Owners’ Equity (note 5)	$226,799,748

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

Year Ended December 31, 2009

Investment Activity:	Total	PRSCA	ADGFIS	ACIGA	WPEG	DWHYOI	FAM	JBS
Reinvested dividends	$3,120,442	-	12,786	26,221	9,879	36,236	36,581	7,369
Mortality and expense risk charges (note 2)	(2,552,951)	(20,007)	(5,424)	(15,912)	(17,137)	(5,352)	(19,508)	(6,130)

Net investment income (loss)	567,491	(20,007)	7,362	10,309	(7,258)	30,884	17,073	1,239
Realized gain (loss) on investments	(13,852,897)	(360,122)	850	(102,977)	2,955	6,339	(53,993)	7,324
Change in unrealized gain (loss) on investments	59,806,353	880,949	37,165	307,936	398,359	114,210	422,004	147,498

Net gain (loss) on investments	45,953,456	520,827	38,015	204,959	401,314	120,549	368,011	154,822
Reinvested capital gains	659,708	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$47,180,655	500,820	45,377	215,268	394,056	151,433	385,084	156,061

Investment Activity:	JF	JOS	JTF	JWF	JWS	LSC	MSI	NBF
Reinvested dividends	$18,338	457	-	26,932	805	-	51,861	74,754
Mortality and expense risk charges (note 2)	(48,495)	(526)	(196,978)	(29,168)	(1,605)	(19,701)	(11,076)	(17,378)

Net investment income (loss)	(30,157)	(69)	(196,978)	(2,236)	(800)	(19,701)	40,785	57,376
Realized gain (loss) on investments	(213,818)	3,633	(326,175)	(236,381)	5,395	(249,364)	(37,126)	(23,968)
Change in unrealized gain (loss) on investments	1,411,761	10,848	5,813,175	927,644	46,686	935,019	169,089	148,676

Net gain (loss) on investments	1,197,943	14,481	5,487,000	691,263	52,081	685,655	131,963	124,708
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,167,786	14,412	5,290,022	689,027	51,281	665,954	172,748	182,084

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	NBIXA	NF	NGBF	NGF	NIIXA	IDAS	IDCS	IDMS
Reinvested dividends	$13,928	27,247	152,379	1,024	410	25,941	50,323	113,893
Mortality and expense risk charges (note 2)	(4,293)	(30,088)	(50,091)	(4,373)	(169)	(16,959)	(21,230)	(59,723)

Net investment income (loss)	9,635	(2,841)	102,288	(3,349)	241	8,982	29,093	54,170
Realized gain (loss) on investments	353	(113,184)	47,274	(3,791)	(41)	(141,663)	(70,916)	(470,779)
Change in unrealized gain (loss) on investments	2,734	632,917	(124,564)	100,449	3,384	419,972	174,547	1,156,315

Net gain (loss) on investments	3,087	519,733	(77,290)	96,658	3,343	278,309	103,631	685,536
Reinvested capital gains	-	-	60,361	-	11	40,992	-	18,942

Net increase (decrease) in contract owners’ equity resulting from operations	$12,722	516,892	85,359	93,309	3,595	328,283	132,724	758,648

Investment Activity:	IDMAS	IDMCS	NMCIXA	MMF	MMFR	NGFA	PRLVA	GVIDA
Reinvested dividends	$71,352	35,449	6,870	2,453	482	356	16,148	12,067
Mortality and expense risk charges (note 2)	(41,097)	(17,360)	(9,235)	(133,964)	(85,882)	(4,211)	(16,065)	(14,950)

Net investment income (loss)	30,255	18,089	(2,365)	(131,511)	(85,400)	(3,855)	83	(2,883)
Realized gain (loss) on investments	(197,632)	(118,855)	(126,825)	-	-	(8,461)	(307,405)	(133,530)
Change in unrealized gain (loss) on investments	811,669	275,565	366,032	-	-	107,030	497,201	353,930

Net gain (loss) on investments	614,037	156,710	239,207	-	-	98,569	189,796	220,400
Reinvested capital gains	75,502	-	273	-	-	-	-	68,508

Net increase (decrease) in contract owners’ equity resulting from operations	$719,794	174,799	237,115	(131,511)	(85,400)	94,714	189,879	286,025

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	GVIDC	GVIDM	GVDMA	GVDMC	NVMIG6	NIXR	NSCIXA	NVTIV3
Reinvested dividends	$3,931	21,823	24,502	7,438	409	39,956	4,026	1,286
Mortality and expense risk charges (note 2)	(2,839)	(18,775)	(24,586)	(5,646)	(435)	(25,597)	(6,607)	(745)

Net investment income (loss)	1,092	3,048	(84)	1,792	(26)	14,359	(2,581)	541
Realized gain (loss) on investments	(5,421)	(108,090)	(126,985)	(28,031)	(8,759)	(174,300)	(175,156)	13,984
Change in unrealized gain (loss) on investments	23,064	333,889	467,292	74,411	20,310	627,143	286,627	5,061

Net gain (loss) on investments	17,643	225,799	340,307	46,380	11,551	452,843	111,471	19,045
Reinvested capital gains	1,320	36,244	83,311	6,742	-	-	82	212

Net increase (decrease) in contract owners’ equity resulting from operations	$20,055	265,091	423,534	54,914	11,525	467,202	108,972	19,798

Investment Activity:	ASCGI	ABBLI	IDF	TCIGA	TCIGR	TCG	IGF	BSTG
Reinvested dividends	$-	1,777	-	567	6,815	14,165	57,876	46,670
Mortality and expense risk charges (note 2)	(3,587)	(1,170)	(38,578)	(1,079)	(9,311)	(62,686)	(34,140)	(31,149)

Net investment income (loss)	(3,587)	607	(38,578)	(512)	(2,496)	(48,521)	23,736	15,521
Realized gain (loss) on investments	(15,592)	(3,705)	15,443	(1,484)	4,205	(225,274)	(117,541)	25,850
Change in unrealized gain (loss) on investments	111,571	29,926	1,099,955	27,208	203,040	1,722,082	502,649	(5,017)

Net gain (loss) on investments	95,979	26,221	1,115,398	25,724	207,245	1,496,808	385,108	20,833
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$92,392	26,828	1,076,820	25,212	204,749	1,448,287	408,844	36,354

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	TCUL	ACVI4	DAF	DPBOZ	DSPI	DEL	DPITIA	DTC
Reinvested dividends	$29,445	34,025	49,301	17,784	152,111	14	77,021	4,861
Mortality and expense risk charges (note 2)	(72,190)	(21,070)	(30,028)	(12,123)	(107,752)	(82)	(21,133)	(6,850)

Net investment income (loss)	(42,745)	12,955	19,273	5,661	44,359	(68)	55,888	(1,989)
Realized gain (loss) on investments	(463,465)	(240,128)	(125,046)	(67,366)	(31,850)	(176)	(13,742)	3,257
Change in unrealized gain (loss) on investments	2,176,592	698,355	555,235	240,989	1,849,729	1,626	192,495	149,419

Net gain (loss) on investments	1,713,127	458,227	430,189	173,623	1,817,879	1,450	178,753	152,676
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,670,382	471,182	449,462	179,284	1,862,238	1,382	234,641	150,687

Investment Activity:	EIG	FBDF	FEQIF	FHYT	FIIF	FABA	FAB	FAEGA
Reinvested dividends	$7,612	113,919	2,533	222,147	37,269	5,492	17,142	-
Mortality and expense risk charges (note 2)	(7,855)	(22,721)	(1,035)	(32,046)	(9,099)	(3,167)	(12,228)	(7,896)

Net investment income (loss)	(243)	91,198	1,498	190,101	28,170	2,325	4,914	(7,896)
Realized gain (loss) on investments	(88,237)	(40,500)	(4,005)	(256,944)	(17,155)	(31,265)	(18,829)	(51,064)
Change in unrealized gain (loss) on investments	221,760	347,375	16,495	1,143,162	100,616	88,436	229,403	213,947

Net gain (loss) on investments	133,523	306,875	12,490	886,218	83,461	57,171	210,574	162,883
Reinvested capital gains	-	-	-	-	-	337	1,199	-

Net increase (decrease) in contract owners’ equity resulting from operations	$133,280	398,073	13,988	1,076,319	111,631	59,833	216,687	154,987

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	FAEIA	FAEI	FAGOA	FAGO	FAHY	FAOA	FCI	FEI
Reinvested dividends	$38,810	26,203	1,395	3,306	41,807	149	27,072	99,972
Mortality and expense risk charges (note 2)	(26,746)	(22,777)	(3,631)	(18,945)	(8,149)	(109)	(4,387)	(62,931)

Net investment income (loss)	12,064	3,426	(2,236)	(15,639)	33,658	40	22,685	37,041
Realized gain (loss) on investments	(201,509)	(280,625)	(75,894)	(65,602)	(137,177)	(40)	(3,446)	(222,885)
Change in unrealized gain (loss) on investments	668,441	632,861	190,253	626,114	412,492	2,279	152,466	1,387,964

Net gain (loss) on investments	466,932	352,236	114,359	560,512	275,315	2,239	149,020	1,165,079
Reinvested capital gains	-	-	251	1,248	1,591	21	1,886	-

Net increase (decrease) in contract owners’ equity resulting from operations	$478,996	355,662	112,374	546,121	310,564	2,300	173,591	1,202,120

Investment Activity:	FHIP	FMG	FPR	FO2R	FRBSI	TFF	TMSF	FSCG
Reinvested dividends	$1,742	44,526	141,560	37,017	27,605	27,152	109,853	-
Mortality and expense risk charges (note 2)	(271)	(89,487)	(63,527)	(22,756)	(29,149)	(22,093)	(61,930)	(12,444)

Net investment income (loss)	1,471	(44,961)	78,033	14,261	(1,544)	5,059	47,923	(12,444)
Realized gain (loss) on investments	(55)	(837,875)	(70,538)	(353,063)	(428,085)	(775,122)	(444,458)	(120,117)
Change in unrealized gain (loss) on investments	5,820	3,175,827	1,094,984	746,716	903,558	1,428,653	1,563,622	514,198

Net gain (loss) on investments	5,765	2,337,952	1,024,446	393,653	475,473	653,531	1,119,164	394,081
Reinvested capital gains	-	2,457	3,277	6,148	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$7,236	2,295,448	1,105,756	414,062	473,929	658,590	1,167,087	381,637

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	TIF3	NBGST	NBGF	NBGT	PF	NBPT	NLMB	NBSRT
Reinvested dividends	$91,562	-	7,555	735	19,064	1,609	35,211	3,646
Mortality and expense risk charges (note 2)	(34,315)	(115,546)	(18,469)	(1,474)	(37,280)	(2,412)	(9,213)	(10,386)

Net investment income (loss)	57,247	(115,546)	(10,914)	(739)	(18,216)	(803)	25,998	(6,740)
Realized gain (loss) on investments	(216,210)	(554,503)	(108,922)	(6,317)	(86,160)	(20,631)	(73,050)	(70,911)
Change in unrealized gain (loss) on investments	886,044	2,727,188	478,898	39,079	1,315,008	117,280	123,961	316,162

Net gain (loss) on investments	669,834	2,172,685	369,976	32,762	1,228,848	96,649	50,911	245,251
Reinvested capital gains	110,677	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$837,758	2,057,139	359,062	32,023	1,210,632	95,846	76,909	238,511

Investment Activity:	OCHI	OVGS4	OCAF	OGF	OSI	PMTRA	PUIGA	PVF
Reinvested dividends	$6,127	84,573	-	30,302	57,166	204,302	87	2,342
Mortality and expense risk charges (note 2)	(796)	(56,581)	(15,110)	(64,796)	(10,007)	(45,577)	(46)	(1,503)

Net investment income (loss)	5,331	27,992	(15,110)	(34,494)	47,159	158,725	41	839
Realized gain (loss) on investments	(211,838)	(379,674)	(76,816)	(105,132)	(16,922)	(29,901)	(17)	26,464
Change in unrealized gain (loss) on investments	216,792	1,766,558	574,575	1,790,085	134,203	268,034	709	33,600

Net gain (loss) on investments	4,954	1,386,884	497,759	1,684,953	117,281	238,133	692	60,064
Reinvested capital gains	-	96,305	-	-	-	41,811	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$10,285	1,511,181	482,649	1,650,459	164,440	438,669	733	60,903

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	VKGIA	VKGA	VKRES	PBF	WRASCA	SCS	SGR	STR
Reinvested dividends	$29,519	-	13,204	14,970	-	3,033	-	979
Mortality and expense risk charges (note 2)	(21,818)	(9,327)	(8,697)	(7,861)	(3,091)	(28,407)	(5,918)	(15,563)

Net investment income (loss)	7,701	(9,327)	4,507	7,109	(3,091)	(25,374)	(5,918)	(14,584)
Realized gain (loss) on investments	(183,097)	(200,772)	(844,143)	(13,690)	(57,863)	(345,492)	(33,875)	18,454
Change in unrealized gain (loss) on investments	597,036	605,422	1,014,908	128,869	161,119	1,144,863	225,688	365,683

Net gain (loss) on investments	413,939	404,650	170,765	115,179	103,256	799,371	191,813	384,137
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$421,640	395,323	175,272	122,288	100,165	773,997	185,895	369,553

Investment Activity:	SGI	WFMCGZ	DBF	WPGF	BF	JABR	JAIGR	JAWGR
Reinvested dividends	$514	-	10,925	6,662	1,396	12,027	161	18,869
Mortality and expense risk charges (note 2)	(1,150)	(3,213)	(1,423)	(5,841)	(618)	(6,428)	(273)	(1,364)

Net investment income (loss)	(636)	(3,213)	9,502	821	778	5,599	(112)	17,505
Realized gain (loss) on investments	(18,977)	(82,367)	(100,944)	(26,150)	(70,684)	(216,121)	8,408	(48,121)
Change in unrealized gain (loss) on investments	50,596	212,238	134,050	58,723	67,028	260,743	3,567	70,135

Net gain (loss) on investments	31,619	129,871	33,106	32,573	(3,656)	44,622	11,975	22,014
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$30,983	126,658	42,608	33,394	(2,878)	50,221	11,863	39,519

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	NVOA
Reinvested dividends	$1,275
Mortality and expense risk charges (note 2)	(824)

Net investment income (loss)	451
Realized gain (loss) on investments	(90,178)
Change in unrealized gain (loss) on investments	108,216

Net gain (loss) on investments	18,038
Reinvested capital gains	-

Net increase (decrease) in contract owners’ equity resulting from operations	$18,489

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2009 and 2008

	Total		PRSCA		ADGFIS		ACIGA
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$567,491	772,424	(20,007)	(24,343)	7,362	-	10,309	4,662
Realized gain (loss) on investments	(13,852,897)	(6,131,204)	(360,122)	(538,195)	850	-	(102,977)	(64,158)
Change in unrealized gain (loss) on investments	59,806,353	(109,483,436)	880,949	(879,507)	37,165	-	307,936	(722,265)
Reinvested capital gains	659,708	5,860,598	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	47,180,655	(108,981,618)	500,820	(1,442,045)	45,377	-	215,268	(781,761)

Equity transactions:
Purchase payments received from contract owners (note 3)	13,338,565	17,989,902	103,705	167,249	17,432	-	88,009	118,935
Transfers between funds	-	-	(129,650)	(467,476)	901,961	-	(64,718)	(93,620)
Redemptions (note 3)	(31,045,652)	(52,698,824)	(142,748)	(547,751)	(19,295)	-	(87,213)	(439,166)
Annuity benefits	(8,089)	(12,044)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(235,627)	(274,038)	(1,832)	(2,604)	(422)	-	-	-
Contingent deferred sales charges (note 2)	(106,934)	(166,416)	(779)	(737)	(44)	-	(451)	(1,735)
Adjustments to maintain reserves	19,383	(12,949)	(32)	51	(6)	-	(41)	(61)

Net equity transactions	(18,038,354)	(35,174,369)	(171,336)	(851,268)	899,626	-	(64,414)	(415,647)

Net change in contract owners’ equity	29,142,301	(144,155,987)	329,484	(2,293,313)	945,003	-	150,854	(1,197,408)
Contract owners’ equity beginning of period	197,657,447	341,813,434	1,507,368	3,800,681	-	-	1,333,084	2,530,492

Contract owners’ equity end of period	$226,799,748	197,657,447	1,836,852	1,507,368	945,003	-	1,483,938	1,333,084

CHANGES IN UNITS:
Beginning units	15,283,840	17,069,103	115,944	158,170	-	-	193,769	236,674
Units purchased	3,193,765	3,609,312	13,536	26,723	91,463	-	17,825	18,556
Units redeemed	(4,487,262)	(5,394,575)	(25,913)	(68,949)	(1,887)	-	(25,890)	(61,461)

Ending units	13,990,343	15,283,840	103,567	115,944	89,576	-	185,704	193,769

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WPEG		DWHYOI		FAM		JBS
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$(7,258)	(11,616)	30,884	-	17,073	30,066	1,239	-
Realized gain (loss) on investments	2,955	208,740	6,339	-	(53,993)	(13,203)	7,324	-
Change in unrealized gain (loss) on investments	398,359	(1,109,321)	114,210	-	422,004	(634,530)	147,498	-
Reinvested capital gains	-	-	-	-	-	1,290	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	394,056	(912,197)	151,433	-	385,084	(616,377)	156,061	-

Equity transactions:
Purchase payments received from contract owners (note 3)	61,454	103,133	6,479	-	76,950	92,482	19,552	-
Transfers between funds	4,961	(161,570)	561,900	-	13,758	(48,343)	1,038,158	-
Redemptions (note 3)	(178,993)	(506,009)	(26,607)	-	(230,613)	(283,274)	(40,343)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(2,178)	(2,706)	(472)	-	(3,089)	(3,209)	-	-
Contingent deferred sales charges (note 2)	(60)	(213)	(22)	-	(438)	(521)	(26)	-
Adjustments to maintain reserves	(10)	(26)	525	-	(23)	10	8,869	-

Net equity transactions	(114,826)	(567,391)	541,803	-	(143,455)	(242,855)	1,026,210	-

Net change in contract owners’ equity	279,230	(1,479,588)	693,236	-	241,629	(859,232)	1,182,271	-
Contract owners’ equity beginning of period	1,248,174	2,727,762	-	-	1,412,125	2,271,357	-	-

Contract owners’ equity end of period	$1,527,404	1,248,174	693,236	-	1,653,754	1,412,125	1,182,271	-

CHANGES IN UNITS:
Beginning units	118,749	158,338	-	-	84,558	96,918	-	-
Units purchased	8,580	10,255	57,100	-	5,861	5,157	111,634	-
Units redeemed	(18,720)	(49,844)	(5,402)	-	(13,797)	(17,517)	(9,125)	-

Ending units	108,609	118,749	51,698	-	76,622	84,558	102,509	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	JF		JOS		JTF		JWF
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$(30,157)	(38,803)	(69)	-	(196,978)	(274,518)	(2,236)	(17,930)
Realized gain (loss) on investments	(213,818)	(414,780)	3,633	-	(326,175)	(894,818)	(236,381)	(320,000)
Change in unrealized gain (loss) on investments	1,411,761	(2,222,111)	10,848	-	5,813,175	(9,219,863)	927,644	(1,666,940)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,167,786	(2,675,694)	14,412	-	5,290,022	(10,389,199)	689,027	(2,004,870)

Equity transactions:
Purchase payments received from contract owners (note 3)	174,202	293,626	131	-	581,719	827,314	-	-
Transfers between funds	(35,404)	(351,862)	161,340	-	(463,788)	444,325	(48,600)	(359,549)
Redemptions (note 3)	(443,537)	(1,208,658)	(2,055)	-	(1,393,541)	(4,107,445)	(212,827)	(692,474)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(7,557)	(9,084)	-	-	(26,263)	(30,989)	(5,282)	(6,369)
Contingent deferred sales charges (note 2)	(193)	(981)	-	-	(905)	(2,262)	(176)	(165)
Adjustments to maintain reserves	(192)	(79)	2,487	-	(239)	115	(436)	398

Net equity transactions	(312,681)	(1,277,038)	161,903	-	(1,303,017)	(2,868,942)	(267,321)	(1,058,159)

Net change in contract owners’ equity	855,105	(3,952,732)	176,315	-	3,987,005	(13,258,141)	421,706	(3,063,029)
Contract owners’ equity beginning of period	3,522,123	7,474,855	-	-	13,313,774	26,571,915	2,121,683	5,184,712

Contract owners’ equity end of period	$4,377,228	3,522,123	176,315	-	17,300,779	13,313,774	2,543,389	2,121,683

CHANGES IN UNITS:
Beginning units	342,863	442,645	-	-	702,689	763,202	211,026	284,148
Units purchased	20,075	26,853	15,486	-	88,325	178,550	-	-
Units redeemed	(47,787)	(126,635)	(1,533)	-	(159,081)	(239,063)	(24,411)	(73,122)

Ending units	315,151	342,863	13,953	-	631,933	702,689	186,615	211,026

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	JWS		LSC		MSI		NBF
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$(800)	-	(19,701)	(24,044)	40,785	48,143	57,376	51,565
Realized gain (loss) on investments	5,395	-	(249,364)	(397,022)	(37,126)	(25,137)	(23,968)	(17,824)
Change in unrealized gain (loss) on investments	46,686	-	935,019	(363,225)	169,089	(125,039)	148,676	(117,981)
Reinvested capital gains	-	-	-	-	-	-	-	810

Net increase (decrease) in contract owners’ equity resulting from operations	51,281	-	665,954	(784,291)	172,748	(102,033)	182,084	(83,430)

Equity transactions:
Purchase payments received from contract owners (note 3)	42	-	164,014	198,203	65,769	64,206	68,323	79,792
Transfers between funds	243,014	-	(48,410)	(125,953)	226,370	(5,812)	124,128	41,574
Redemptions (note 3)	(26,136)	-	(161,164)	(175,144)	(116,460)	(140,763)	(185,047)	(237,882)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(2,365)	(2,501)	(889)	(958)	(1,924)	(2,160)
Contingent deferred sales charges (note 2)	(8)	-	(555)	(452)	(71)	(199)	(154)	(267)
Adjustments to maintain reserves	5,923	-	(86)	10	105	(39)	70	13

Net equity transactions	222,835	-	(48,566)	(105,837)	174,824	(83,565)	5,396	(118,930)

Net change in contract owners’ equity	274,116	-	617,388	(890,128)	347,572	(185,598)	187,480	(202,360)
Contract owners’ equity beginning of period	-	-	1,350,395	2,240,523	691,060	876,658	1,245,419	1,447,779

Contract owners’ equity end of period	$274,116	-	1,967,783	1,350,395	1,038,632	691,060	1,432,899	1,245,419

CHANGES IN UNITS:
Beginning units	-	-	110,931	118,811	56,765	62,675	29,775	34,015
Units purchased	25,640	-	19,305	23,974	27,376	12,311	14,895	5,265
Units redeemed	(2,946)	-	(24,578)	(31,854)	(14,976)	(18,221)	(13,217)	(9,505)

Ending units	22,694	-	105,658	110,931	69,165	56,765	31,453	29,775

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NBIXA		NF		NGBF		NGF
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$9,635	10,085	(2,841)	5,286	102,288	114,982	(3,349)	(4,897)
Realized gain (loss) on investments	353	(1,982)	(113,184)	(172,556)	47,274	1,730	(3,791)	18,079
Change in unrealized gain (loss) on investments	2,734	477	632,917	(1,592,960)	(124,564)	102,907	100,449	(270,352)
Reinvested capital gains	-	-	-	623	60,361	23,764	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	12,722	8,580	516,892	(1,759,607)	85,359	243,383	93,309	(257,170)

Equity transactions:
Purchase payments received from contract owners (note 3)	20,221	49,233	136,605	185,513	247,674	229,832	-	-
Transfers between funds	(4,829)	(30,732)	(35,698)	(167,746)	279,597	733,289	(3,911)	(12,501)
Redemptions (note 3)	(18,106)	(21,005)	(156,075)	(648,885)	(478,614)	(858,330)	(48,430)	(95,605)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(4,708)	(6,009)	(3,641)	(3,224)	(934)	(1,131)
Contingent deferred sales charges (note 2)	(282)	(313)	(89)	(1,551)	(2,510)	(1,707)	-	(44)
Adjustments to maintain reserves	(1)	27	(22)	(61)	(9)	162	(51)	(3)

Net equity transactions	(2,997)	(2,790)	(59,987)	(638,739)	42,497	100,022	(53,326)	(109,284)

Net change in contract owners’ equity	9,725	5,790	456,905	(2,398,346)	127,856	343,405	39,983	(366,454)
Contract owners’ equity beginning of period	329,974	324,184	2,250,187	4,648,533	4,052,977	3,709,572	347,429	713,883

Contract owners’ equity end of period	$339,699	329,974	2,707,092	2,250,187	4,180,833	4,052,977	387,412	347,429

CHANGES IN UNITS:
Beginning units	23,594	23,942	51,448	61,692	240,841	234,956	14,627	18,612
Units purchased	7,942	16,354	6,204	4,780	83,430	122,301	-	-
Units redeemed	(8,098)	(16,702)	(5,999)	(15,024)	(79,716)	(116,416)	(1,598)	(3,985)

Ending units	23,438	23,594	51,653	51,448	244,555	240,841	13,029	14,627

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NIIXA		IDAS		IDCS		IDMS
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$241	378	8,982	13,908	29,093	37,494	54,170	91,539
Realized gain (loss) on investments	(41)	(22)	(141,663)	45,219	(70,916)	(23,701)	(470,779)	(231)
Change in unrealized gain (loss) on investments	3,384	(12,124)	419,972	(925,922)	174,547	(184,148)	1,156,315	(2,424,690)
Reinvested capital gains	11	1,288	40,992	97,502	-	23,959	18,942	482,805

Net increase (decrease) in contract owners’ equity resulting from operations	3,595	(10,480)	328,283	(769,293)	132,724	(146,396)	758,648	(1,850,577)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	186,803	306,879	41,019	62,097	373,025	838,240
Transfers between funds	-	(572)	(172,223)	(160,060)	1,150,123	62,693	(356,222)	(277,730)
Redemptions (note 3)	(1)	(116)	(37,250)	(140,750)	(391,647)	(524,852)	(989,578)	(992,579)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(204)	(2,934)	(320)	(5,747)	(7,365)	(9,388)
Adjustments to maintain reserves	(4)	4	(58)	29	(41)	(19)	(64)	(50)

Net equity transactions	(5)	(684)	(22,932)	3,164	799,134	(405,828)	(980,204)	(441,507)

Net change in contract owners’ equity	3,590	(11,164)	305,351	(766,129)	931,858	(552,224)	(221,556)	(2,292,084)
Contract owners’ equity beginning of period	13,236	24,400	1,341,167	2,107,296	1,708,765	2,260,989	5,605,638	7,897,722

Contract owners’ equity end of period	$16,826	13,236	1,646,518	1,341,167	2,640,623	1,708,765	5,384,082	5,605,638

CHANGES IN UNITS:
Beginning units	1,612	1,690	170,493	167,063	148,614	181,530	589,087	629,646
Units purchased	-	-	32,732	40,210	125,774	48,921	44,139	84,068
Units redeemed	(1)	(78)	(36,281)	(36,780)	(61,913)	(81,837)	(151,918)	(124,627)

Ending units	1,611	1,612	166,944	170,493	212,475	148,614	481,308	589,087

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	IDMAS		IDMCS		NMCIXA		MMF
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$30,255	43,656	18,089	31,919	(2,365)	(4,239)	(131,511)	89,185
Realized gain (loss) on investments	(197,632)	28,382	(118,855)	(28,398)	(126,825)	(51,612)	-	-
Change in unrealized gain (loss) on investments	811,669	(1,853,507)	275,565	(380,535)	366,032	(479,465)	-	-
Reinvested capital gains	75,502	241,591	-	42,033	273	41,501	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	719,794	(1,539,878)	174,799	(334,981)	237,115	(493,815)	(131,511)	89,185

Equity transactions:
Purchase payments received from contract owners (note 3)	477,820	652,014	70,799	124,233	48,378	78,883	1,042,987	1,057,544
Transfers between funds	32,197	(214,665)	120,908	(348,251)	(32,836)	(189,004)	1,195,052	4,589,984
Redemptions (note 3)	(466,071)	(391,129)	(403,629)	(367,017)	(73,158)	(189,909)	(3,543,913)	(5,629,948)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	(15,175)	(16,426)
Contingent deferred sales charges (note 2)	(7,468)	(4,137)	(3,077)	(1,846)	(375)	(2,160)	(3,863)	(3,142)
Adjustments to maintain reserves	(79)	(43)	(41)	(27)	(81)	(57)	(13)	121

Net equity transactions	36,399	42,040	(215,040)	(592,908)	(58,072)	(302,247)	(1,324,925)	(1,867)

Net change in contract owners’ equity	756,193	(1,497,838)	(40,241)	(927,889)	179,043	(796,062)	(1,456,436)	87,318
Contract owners’ equity beginning of period	3,238,223	4,736,061	1,568,784	2,496,673	758,642	1,554,704	11,061,919	10,974,601

Contract owners’ equity end of period	$3,994,416	3,238,223	1,528,543	1,568,784	937,685	758,642	9,605,483	11,061,919

CHANGES IN UNITS:
Beginning units	376,422	373,509	148,381	197,681	79,224	101,347	441,677	441,241
Units purchased	74,546	63,882	27,933	45,717	13,259	16,145	192,172	357,982
Units redeemed	(72,599)	(60,969)	(48,318)	(95,017)	(19,853)	(38,268)	(245,399)	(357,546)

Ending units	378,369	376,422	127,996	148,381	72,630	79,224	388,450	441,677

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	MMFR		NGFA		PRLVA		GVIDA
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$(85,400)	73,761	(3,855)	(4,564)	83	5,133	(2,883)	11,535
Realized gain (loss) on investments	-	-	(8,461)	5,236	(307,405)	(183,668)	(133,530)	(104,879)
Change in unrealized gain (loss) on investments	-	-	107,030	(202,523)	497,201	(623,066)	353,930	(674,715)
Reinvested capital gains	-	-	-	-	-	-	68,508	210,223

Net increase (decrease) in contract owners’ equity resulting from operations	(85,400)	73,761	94,714	(201,851)	189,879	(801,601)	286,025	(557,836)

Equity transactions:
Purchase payments received from contract owners (note 3)	397,225	623,205	46,409	62,576	148,732	162,389	298,974	306,448
Transfers between funds	(2,543,368)	3,298,168	(19,349)	(10,177)	(79,187)	(175,954)	25,766	444,462
Redemptions (note 3)	(2,164,079)	(2,278,207)	(41,244)	(74,593)	(207,414)	(330,846)	(117,547)	(518,071)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(536)	(659)	(1,378)	(1,855)	(3,631)	(3,515)
Contingent deferred sales charges (note 2)	(14,796)	(27,936)	(159)	(639)	(552)	(962)	(27)	(100)
Adjustments to maintain reserves	(134)	55	(13)	(32)	(13)	(82)	(49)	(31)

Net equity transactions	(4,325,152)	1,615,285	(14,892)	(23,524)	(139,812)	(347,310)	203,486	229,193

Net change in contract owners’ equity	(4,410,552)	1,689,046	79,822	(225,375)	50,067	(1,148,911)	489,511	(328,643)
Contract owners’ equity beginning of period	9,814,845	8,125,799	306,674	532,049	1,413,338	2,562,249	946,155	1,274,798

Contract owners’ equity end of period	$5,404,293	9,814,845	386,496	306,674	1,463,405	1,413,338	1,435,666	946,155

CHANGES IN UNITS:
Beginning units	858,237	716,972	36,305	38,025	138,197	163,103	105,894	88,936
Units purchased	228,900	503,543	5,067	6,961	19,194	21,322	40,215	71,551
Units redeemed	(605,784)	(362,278)	(6,415)	(8,681)	(34,621)	(46,228)	(18,130)	(54,593)

Ending units	481,353	858,237	34,957	36,305	122,770	138,197	127,979	105,894

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVIDC		GVIDM		GVDMA		GVDMC
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$1,092	2,559	3,048	20,558	(84)	22,871	1,792	5,145
Realized gain (loss) on investments	(5,421)	(2,753)	(108,090)	(56,665)	(126,985)	(8,777)	(28,031)	(5,133)
Change in unrealized gain (loss) on investments	23,064	(9,145)	333,889	(478,418)	467,292	(911,991)	74,411	(41,615)
Reinvested capital gains	1,320	1,853	36,244	126,464	83,311	194,940	6,742	10,130

Net increase (decrease) in contract owners’ equity resulting from operations	20,055	(7,486)	265,091	(388,061)	423,534	(702,957)	54,914	(31,473)

Equity transactions:
Purchase payments received from contract owners (note 3)	33,551	19,166	315,478	247,211	344,197	387,083	46,696	48,477
Transfers between funds	228,759	53,981	348,481	158,094	131,596	184,824	31,022	244,328
Redemptions (note 3)	(99,256)	(52,645)	(340,759)	(360,014)	(358,817)	(341,476)	(42,901)	(81,438)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(591)	(387)	(4,048)	(3,420)	(5,432)	(5,178)	(944)	(946)
Contingent deferred sales charges (note 2)	(193)	(400)	(475)	(2,804)	(152)	(1,097)	(173)	-
Adjustments to maintain reserves	2	(4)	(31)	(3)	(13)	3	(8)	(13)

Net equity transactions	162,272	19,711	318,646	39,064	111,379	224,159	33,692	210,408

Net change in contract owners’ equity	182,327	12,225	583,737	(348,997)	534,913	(478,798)	88,606	178,935
Contract owners’ equity beginning of period	124,022	111,797	1,153,663	1,502,660	1,647,885	2,126,683	401,164	222,229

Contract owners’ equity end of period	$306,349	124,022	1,737,400	1,153,663	2,182,798	1,647,885	489,770	401,164

CHANGES IN UNITS:
Beginning units	11,637	9,730	118,611	117,113	176,763	154,475	39,270	18,241
Units purchased	25,530	8,766	68,799	42,496	50,099	54,179	13,050	30,810
Units redeemed	(10,469)	(6,859)	(36,131)	(40,998)	(36,155)	(31,891)	(9,919)	(9,781)

Ending units	26,698	11,637	151,279	118,611	190,707	176,763	42,401	39,270

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVMIG6		NIXR		NSCIXA		NVTIV3
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$(26)	(143)	14,359	11,461	(2,581)	(3,582)	541	-
Realized gain (loss) on investments	(8,759)	(2,372)	(174,300)	36,836	(175,156)	(65,062)	13,984	-
Change in unrealized gain (loss) on investments	20,310	(11,882)	627,143	(1,359,237)	286,627	(282,473)	5,061	-
Reinvested capital gains	-	-	-	-	82	10,839	212	-

Net increase (decrease) in contract owners’ equity resulting from operations	11,525	(14,397)	467,202	(1,310,940)	108,972	(340,278)	19,798	-

Equity transactions:
Purchase payments received from contract owners (note 3)	8,157	4,011	195,870	248,007	47,642	83,315	8,052	-
Transfers between funds	3,523	45,034	(75,490)	(72,629)	(34,462)	(23,557)	28,439	-
Redemptions (note 3)	(14,226)	(1,277)	(307,890)	(708,504)	(100,967)	(91,574)	(2,843)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(8)	-	(1,482)	(1,711)	-	-	(56)	-
Contingent deferred sales charges (note 2)	-	(4)	(1,547)	(1,809)	(698)	(889)	-	-
Adjustments to maintain reserves	(9)	(8)	(247)	(48)	(29)	11	1	-

Net equity transactions	(2,563)	47,756	(190,786)	(536,694)	(88,514)	(32,694)	33,593	-

Net change in contract owners’ equity	8,962	33,359	276,416	(1,847,634)	20,458	(372,972)	53,391	-
Contract owners’ equity beginning of period	33,359	-	2,031,180	3,878,814	639,017	1,011,989	-	-

Contract owners’ equity end of period	$42,321	33,359	2,307,596	2,031,180	659,475	639,017	53,391	-

CHANGES IN UNITS:
Beginning units	5,488	-	316,384	371,525	68,434	70,511	-	-
Units purchased	3,765	6,350	57,881	54,541	14,770	19,275	11,570	-
Units redeemed	(4,074)	(862)	(87,582)	(109,682)	(26,579)	(21,352)	(7,438)	-

Ending units	5,179	5,488	286,683	316,384	56,625	68,434	4,132	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ASCGI		ABBLI		IDF		TCIGA
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$(3,587)	(4,366)	607	2,468	(38,578)	(58,916)	(512)	(395)
Realized gain (loss) on investments	(15,592)	(25,940)	(3,705)	(6,455)	15,443	560,275	(1,484)	33,697
Change in unrealized gain (loss) on investments	111,571	(164,456)	29,926	(51,432)	1,099,955	(3,310,524)	27,208	(145,228)
Reinvested capital gains	-	12,925	-	-	-	-	-	828

Net increase (decrease) in contract owners’ equity resulting from operations	92,392	(181,837)	26,828	(55,419)	1,076,820	(2,809,165)	25,212	(111,098)

Equity transactions:
Purchase payments received from contract owners (note 3)	9,364	18,131	11,261	587	215,480	267,224	-	-
Transfers between funds	45,071	(35,704)	31,262	3,506	(135,682)	(476,483)	(9,982)	(88,382)
Redemptions (note 3)	(12,735)	(34,683)	(6,127)	(39,966)	(347,527)	(902,212)	(20,638)	(18,453)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(4,506)	(5,392)	-	-
Contingent deferred sales charges (note 2)	(128)	(406)	(32)	(67)	(961)	(1,355)	(14)	(35)
Adjustments to maintain reserves	(29)	(24)	(23)	(16)	(61)	(27)	(39)	(33)

Net equity transactions	41,543	(52,686)	36,341	(35,956)	(273,257)	(1,118,245)	(30,673)	(106,903)

Net change in contract owners’ equity	133,935	(234,523)	63,169	(91,375)	803,563	(3,927,410)	(5,461)	(218,001)
Contract owners’ equity beginning of period	267,042	501,565	68,314	159,689	2,857,187	6,784,597	105,827	323,828

Contract owners’ equity end of period	$400,977	267,042	131,483	68,314	3,660,750	2,857,187	100,366	105,827

CHANGES IN UNITS:
Beginning units	39,233	44,612	9,970	14,079	466,348	581,092	17,553	28,857
Units purchased	7,941	5,355	5,306	1,086	40,273	56,204	-	-
Units redeemed	(2,875)	(10,734)	(909)	(5,195)	(92,119)	(170,948)	(4,929)	(11,304)

Ending units	44,299	39,233	14,367	9,970	414,502	466,348	12,624	17,553

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	TCIGR		TCG		IGF		BSTG
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$(2,496)	(672)	(48,521)	(62,472)	23,736	13,250	15,521	59,129
Realized gain (loss) on investments	4,205	71,180	(225,274)	(229,670)	(117,541)	(9,967)	25,850	6,196
Change in unrealized gain (loss) on investments	203,040	(717,747)	1,722,082	(2,652,831)	502,649	(1,669,810)	(5,017)	20,162
Reinvested capital gains	-	4,936	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	204,749	(642,303)	1,448,287	(2,944,973)	408,844	(1,666,527)	36,354	85,487

Equity transactions:
Purchase payments received from contract owners (note 3)	(67)	-	245,394	254,761	162,616	237,340	144,358	112,689
Transfers between funds	(16,876)	(69,010)	(96,353)	205,964	(60,008)	(315,383)	140,886	579,311
Redemptions (note 3)	(37,030)	(133,195)	(524,603)	(998,088)	(326,081)	(1,087,713)	(288,398)	(838,108)
Annuity benefits	-	-	(7,850)	(11,734)	-	-	-	-
Contract maintenance charges (note 2)	(1,293)	(1,678)	(7,151)	(8,048)	(5,492)	(7,180)	(2,085)	(1,995)
Contingent deferred sales charges (note 2)	(45)	(13)	(1,487)	(2,000)	(311)	(327)	(2,325)	(5,725)
Adjustments to maintain reserves	(11)	3	5,636	5,207	(13)	(16)	(103)	(3,207)

Net equity transactions	(55,322)	(203,893)	(386,414)	(553,938)	(229,289)	(1,173,279)	(7,667)	(157,035)

Net change in contract owners’ equity	149,427	(846,196)	1,061,873	(3,498,911)	179,555	(2,839,806)	28,687	(71,548)
Contract owners’ equity beginning of period	683,752	1,529,948	4,463,295	7,962,206	2,706,645	5,546,451	2,492,848	2,564,396

Contract owners’ equity end of period	$833,179	683,752	5,525,168	4,463,295	2,886,200	2,706,645	2,521,535	2,492,848

CHANGES IN UNITS:
Beginning units	38,918	47,089	201,215	179,759	191,548	253,051	132,980	140,799
Units purchased	-	-	26,004	56,847	17,024	15,018	59,092	61,392
Units redeemed	(3,068)	(8,171)	(37,454)	(35,391)	(33,076)	(76,521)	(55,856)	(69,211)

Ending units	35,850	38,918	189,765	201,215	175,496	191,548	136,216	132,980

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	TCUL		ACVI4		DAF		DPBOZ
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$(42,745)	(76,717)	12,955	(16,450)	19,273	15,683	5,661	13,601
Realized gain (loss) on investments	(463,465)	(799,447)	(240,128)	34,387	(125,046)	80,109	(67,366)	(139,004)
Change in unrealized gain (loss) on investments	2,176,592	(3,509,296)	698,355	(1,851,031)	555,235	(1,499,417)	240,989	(298,450)
Reinvested capital gains	-	-	-	265,753	-	99,228	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,670,382	(4,385,460)	471,182	(1,567,341)	449,462	(1,304,397)	179,284	(423,853)

Equity transactions:
Purchase payments received from contract owners (note 3)	246,733	291,731	172,550	315,744	156,808	228,600	46,506	196,450
Transfers between funds	(154,699)	(378,541)	(212,564)	(369,226)	10,212	(312,834)	(27,527)	(181,276)
Redemptions (note 3)	(766,777)	(1,500,578)	(179,274)	(560,806)	(418,727)	(592,730)	(99,686)	(468,237)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(9,791)	(11,362)	(1,367)	(1,784)	(2,418)	(2,798)	(1,014)	(1,161)
Contingent deferred sales charges (note 2)	(1,190)	(1,183)	(1,514)	(4,205)	(1,366)	(3,086)	(45)	(267)
Adjustments to maintain reserves	(266)	(28)	(17)	(14)	(68)	(10)	(42)	(64)

Net equity transactions	(685,990)	(1,599,961)	(222,186)	(620,291)	(255,559)	(682,858)	(81,808)	(454,555)

Net change in contract owners’ equity	984,392	(5,985,421)	248,996	(2,187,632)	193,903	(1,987,255)	97,476	(878,408)
Contract owners’ equity beginning of period	5,467,158	11,452,579	1,636,083	3,823,715	2,425,499	4,412,754	944,349	1,822,757

Contract owners’ equity end of period	$6,451,550	5,467,158	1,885,079	1,636,083	2,619,402	2,425,499	1,041,825	944,349

CHANGES IN UNITS:
Beginning units	532,419	630,015	166,730	211,966	281,538	338,727	119,594	164,480
Units purchased	25,403	28,384	23,106	60,631	30,652	23,220	6,561	21,447
Units redeemed	(90,050)	(125,980)	(44,090)	(105,867)	(59,256)	(80,409)	(16,627)	(66,333)

Ending units	467,772	532,419	145,746	166,730	252,934	281,538	109,528	119,594

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	DSPI		DEL		DPITIA		DTC
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$44,359	55,345	(68)	(85)	55,888	37,431	(1,989)	(6,667)
Realized gain (loss) on investments	(31,850)	106,034	(176)	(109)	(13,742)	(13,256)	3,257	1,492
Change in unrealized gain (loss) on investments	1,849,729	(5,600,091)	1,626	(5,134)	192,495	(149,482)	149,419	(282,633)
Reinvested capital gains	-	-	-	784	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,862,238	(5,438,712)	1,382	(4,544)	234,641	(125,307)	150,687	(287,808)

Equity transactions:
Purchase payments received from contract owners (note 3)	614,897	910,422	-	-	69,838	58,919	19,347	30,271
Transfers between funds	(344,824)	(776,382)	-	-	(7,676)	1,808,432	(2,822)	(10,441)
Redemptions (note 3)	(912,842)	(2,511,875)	-	-	(289,165)	(149,051)	(51,593)	(109,582)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(16,927)	(20,706)	-	-	(2,239)	(1,283)	(913)	(987)
Contingent deferred sales charges (note 2)	(1,624)	(1,377)	-	-	(204)	(9)	(248)	(221)
Adjustments to maintain reserves	7	2	(2)	(2)	(82)	(8,378)	(4)	(62)

Net equity transactions	(661,313)	(2,399,916)	(2)	(2)	(229,528)	1,708,630	(36,233)	(91,022)

Net change in contract owners’ equity	1,200,925	(7,838,628)	1,380	(4,546)	5,113	1,583,323	114,454	(378,830)
Contract owners’ equity beginning of period	8,208,950	16,047,578	6,779	11,325	1,583,323	-	503,854	882,684

Contract owners’ equity end of period	$9,409,875	8,208,950	8,159	6,779	1,588,436	1,583,323	618,308	503,854

CHANGES IN UNITS:
Beginning units	390,208	472,197	1,006	1,006	171,020	-	46,872	54,512
Units purchased	34,903	57,611	-	-	10,843	195,582	3,154	2,281
Units redeemed	(65,546)	(139,600)	-	-	(33,415)	(24,562)	(5,961)	(9,921)

Ending units	359,565	390,208	1,006	1,006	148,448	171,020	44,065	46,872

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	EIG		FBDF		FEQIF		FHYT
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$(243)	2,591	91,198	101,961	1,498	1,804	190,101	121,007
Realized gain (loss) on investments	(88,237)	(19,957)	(40,500)	(79,596)	(4,005)	(12,814)	(256,944)	(76,611)
Change in unrealized gain (loss) on investments	221,760	(316,810)	347,375	(247,357)	16,495	(32,149)	1,143,162	(558,208)
Reinvested capital gains	-	13,366	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	133,280	(320,810)	398,073	(224,992)	13,988	(43,159)	1,076,319	(513,812)

Equity transactions:
Purchase payments received from contract owners (note 3)	60,425	41,598	74,805	107,786	4,700	921	107,400	107,878
Transfers between funds	(30,375)	14,238	61,110	131,159	13,068	(16,785)	2,785,811	261,258
Redemptions (note 3)	(51,499)	(88,275)	(350,245)	(568,072)	(672)	(3,528)	(297,141)	(278,298)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,075)	(1,148)	(2,038)	(2,049)	-	-	(1,478)	(1,243)
Contingent deferred sales charges (note 2)	(353)	(131)	(273)	(3,738)	-	-	(566)	(1,112)
Adjustments to maintain reserves	(5)	(1)	(57)	8	1	(18)	403	(220)

Net equity transactions	(22,882)	(33,719)	(216,698)	(334,906)	17,097	(19,410)	2,594,429	88,263

Net change in contract owners’ equity	110,398	(354,529)	181,375	(559,898)	31,085	(62,569)	3,670,748	(425,549)
Contract owners’ equity beginning of period	594,984	949,513	1,665,806	2,225,704	74,252	136,821	1,367,641	1,793,190

Contract owners’ equity end of period	$705,382	594,984	1,847,181	1,665,806	105,337	74,252	5,038,389	1,367,641

CHANGES IN UNITS:
Beginning units	32,482	33,367	116,421	138,311	10,426	13,221	146,497	136,346
Units purchased	6,111	5,047	13,817	28,915	3,485	1,704	270,869	62,413
Units redeemed	(7,708)	(5,932)	(26,799)	(50,805)	(918)	(4,499)	(74,329)	(52,262)

Ending units	30,885	32,482	103,439	116,421	12,993	10,426	343,037	146,497

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FIIF		FABA		FAB		FAEGA
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$28,170	31,163	2,325	3,513	4,914	4,806	(7,896)	(10,874)
Realized gain (loss) on investments	(17,155)	(10,116)	(31,265)	(5,308)	(18,829)	(6,285)	(51,064)	51,892
Change in unrealized gain (loss) on investments	100,616	(88,389)	88,436	(158,221)	229,403	(440,565)	213,947	(652,322)
Reinvested capital gains	-	-	337	1,515	1,199	4,036	-	286

Net increase (decrease) in contract owners’ equity resulting from operations	111,631	(67,342)	59,833	(158,501)	216,687	(438,008)	154,987	(611,018)

Equity transactions:
Purchase payments received from contract owners (note 3)	18,874	54,417	6,124	18,585	81,142	100,362	56,319	123,301
Transfers between funds	176,317	(15,324)	(7,674)	(26,804)	1,081	(47,318)	(37,489)	(151,319)
Redemptions (note 3)	(122,865)	(89,037)	(55,708)	(59,264)	(54,390)	(165,736)	(93,460)	(110,217)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(1,400)	(1,747)	-	-
Contingent deferred sales charges (note 2)	(185)	(1,336)	(100)	(192)	(222)	(252)	(1,149)	(733)
Adjustments to maintain reserves	48	(83)	(18)	3	(12)	(5)	(29)	(40)

Net equity transactions	72,189	(51,363)	(57,376)	(67,672)	26,199	(114,696)	(75,808)	(139,008)

Net change in contract owners’ equity	183,820	(118,705)	2,457	(226,173)	242,886	(552,704)	79,179	(750,026)
Contract owners’ equity beginning of period	679,230	797,935	297,253	523,426	842,534	1,395,238	651,442	1,401,468

Contract owners’ equity end of period	$863,050	679,230	299,710	297,253	1,085,420	842,534	730,621	651,442

CHANGES IN UNITS:
Beginning units	53,935	57,926	35,526	42,101	68,727	76,411	140,144	157,844
Units purchased	22,168	8,545	734	3,179	6,787	7,522	18,005	35,448
Units redeemed	(16,914)	(12,536)	(7,807)	(9,754)	(4,847)	(15,206)	(33,409)	(53,148)

Ending units	59,189	53,935	28,453	35,526	70,667	68,727	124,740	140,144

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FAEIA		FAEI		FAGOA		FAGO
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$12,064	8,667	3,426	(3,045)	(2,236)	(6,052)	(15,639)	(33,424)
Realized gain (loss) on investments	(201,509)	(95,213)	(280,625)	(26,973)	(75,894)	(9,443)	(65,602)	254,540
Change in unrealized gain (loss) on investments	668,441	(1,592,183)	632,861	(1,421,143)	190,253	(342,123)	626,114	(2,119,132)
Reinvested capital gains	-	49,760	-	44,281	251	-	1,248	-

Net increase (decrease) in contract owners’ equity resulting from operations	478,996	(1,628,969)	355,662	(1,406,880)	112,374	(357,618)	546,121	(1,898,016)

Equity transactions:
Purchase payments received from contract owners (note 3)	125,098	244,300	147,096	216,540	40,809	92,415	170,837	174,511
Transfers between funds	34,928	(243,371)	(43,152)	(191,271)	(46,525)	(46,890)	(110,520)	(296,825)
Redemptions (note 3)	(277,562)	(467,003)	(455,129)	(578,941)	(32,960)	(97,132)	(206,323)	(630,339)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(3,512)	(4,414)	-	-	(3,603)	(4,546)
Contingent deferred sales charges (note 2)	(1,600)	(3,172)	(276)	(699)	(243)	(1,088)	(463)	(416)
Adjustments to maintain reserves	(77)	(50)	(8)	(27)	(53)	(25)	(23)	(7)

Net equity transactions	(119,213)	(469,296)	(354,981)	(558,812)	(38,972)	(52,720)	(150,095)	(757,622)

Net change in contract owners’ equity	359,783	(2,098,265)	681	(1,965,692)	73,402	(410,338)	396,026	(2,655,638)
Contract owners’ equity beginning of period	2,164,344	4,262,609	1,859,519	3,825,211	272,500	682,838	1,343,043	3,998,681

Contract owners’ equity end of period	$2,524,127	2,164,344	1,860,200	1,859,519	345,902	272,500	1,739,069	1,343,043

CHANGES IN UNITS:
Beginning units	234,094	269,954	127,058	152,824	61,783	68,649	170,528	223,593
Units purchased	32,537	30,407	12,115	12,130	18,282	26,174	20,928	30,816
Units redeemed	(44,433)	(66,267)	(35,546)	(37,896)	(25,946)	(33,040)	(39,140)	(83,881)

Ending units	222,198	234,094	103,627	127,058	54,119	61,783	152,316	170,528

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FAHY		FAOA		FCI		FEI
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$33,658	64,181	40	(19)	22,685	21,358	37,041	59,985
Realized gain (loss) on investments	(137,177)	(54,862)	(40)	335	(3,446)	(3,861)	(222,885)	(4,861)
Change in unrealized gain (loss) on investments	412,492	(479,217)	2,279	(8,349)	152,466	(141,199)	1,387,964	(3,900,065)
Reinvested capital gains	1,591	-	21	-	1,886	-	-	140,544

Net increase (decrease) in contract owners’ equity resulting from operations	310,564	(469,898)	2,300	(8,033)	173,591	(123,702)	1,202,120	(3,704,397)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	264,144	375,432
Transfers between funds	(29,232)	(131,876)	(3,235)	-	(11,739)	(2,349)	(159,643)	(239,767)
Redemptions (note 3)	(165,721)	(226,650)	(1)	(2,906)	(249)	(15,308)	(669,094)	(928,969)
Annuity benefits	-	-	-	-	-	-	(239)	(310)
Contract maintenance charges (note 2)	(1,034)	(1,180)	-	-	(578)	(562)	(7,944)	(9,912)
Contingent deferred sales charges (note 2)	(109)	(299)	-	(3)	-	(39)	(1,560)	(437)
Adjustments to maintain reserves	224	(95)	(10)	(20)	64	33	101	66

Net equity transactions	(195,872)	(360,100)	(3,246)	(2,929)	(12,502)	(18,225)	(574,235)	(803,897)

Net change in contract owners’ equity	114,692	(829,998)	(946)	(10,962)	161,089	(141,927)	627,885	(4,508,294)
Contract owners’ equity beginning of period	612,390	1,442,388	9,267	20,229	251,407	393,334	4,804,762	9,313,056

Contract owners’ equity end of period	$727,082	612,390	8,321	9,267	412,496	251,407	5,432,647	4,804,762

CHANGES IN UNITS:
Beginning units	53,238	76,043	1,180	1,459	4,633	4,872	70,057	78,213
Units purchased	4,608	2,051	-	-	-	-	5,130	6,389
Units redeemed	(21,687)	(24,856)	(333)	(279)	(159)	(239)	(13,231)	(14,545)

Ending units	36,159	53,238	847	1,180	4,474	4,633	61,956	70,057

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FHIP		FMG		FPR		FO2R
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$1,471	1,662	(44,961)	(125,132)	78,033	98,548	14,261	31,913
Realized gain (loss) on investments	(55)	(4)	(837,875)	(1,948,274)	(70,538)	(166,643)	(353,063)	(127,816)
Change in unrealized gain (loss) on investments	5,820	(7,686)	3,175,827	(5,106,908)	1,094,984	(2,213,651)	746,716	(1,838,720)
Reinvested capital gains	-	-	2,457	423,180	3,277	5,626	6,148	349,329

Net increase (decrease) in contract owners’ equity resulting from operations	7,236	(6,028)	2,295,448	(6,757,134)	1,105,756	(2,276,120)	414,062	(1,585,294)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	434,152	482,190	198,069	336,490	192,529	260,819
Transfers between funds	-	-	(3,216)	(459,052)	(142,779)	(308,042)	(165,230)	36,004
Redemptions (note 3)	-	-	(877,035)	(1,872,482)	(541,892)	(1,394,853)	(193,220)	(436,831)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(21)	(16)	(13,860)	(17,109)	(7,354)	(8,712)	(1,327)	(1,579)
Contingent deferred sales charges (note 2)	-	-	(986)	(802)	(195)	(592)	(2,006)	(2,864)
Adjustments to maintain reserves	(5)	14	(19)	(17)	(10)	5	(62)	(61)

Net equity transactions	(26)	(2)	(460,964)	(1,867,272)	(494,161)	(1,375,704)	(169,316)	(144,512)

Net change in contract owners’ equity	7,210	(6,030)	1,834,484	(8,624,406)	611,595	(3,651,824)	244,746	(1,729,806)
Contract owners’ equity beginning of period	17,198	23,228	6,125,802	14,750,208	4,692,229	8,344,053	1,861,786	3,591,592

Contract owners’ equity end of period	$24,408	17,198	7,960,286	6,125,802	5,303,824	4,692,229	2,106,532	1,861,786

CHANGES IN UNITS:
Beginning units	872	872	340,576	409,548	192,799	239,711	192,827	206,096
Units purchased	-	-	25,545	23,760	9,644	15,309	35,499	52,049
Units redeemed	(1)	-	(48,403)	(92,732)	(28,160)	(62,221)	(53,197)	(65,318)

Ending units	871	872	317,718	340,576	174,283	192,799	175,129	192,827

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FRBSI		TFF		TMSF		FSCG
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$(1,544)	6,783	5,059	46,414	47,923	(25,728)	(12,444)	(16,926)
Realized gain (loss) on investments	(428,085)	(139,247)	(775,122)	(91,433)	(444,458)	(100,269)	(120,117)	(50,253)
Change in unrealized gain (loss) on investments	903,558	(1,470,850)	1,428,653	(2,290,112)	1,563,622	(3,422,910)	514,198	(680,885)
Reinvested capital gains	-	73,625	-	537,210	-	69,165	-	2,810

Net increase (decrease) in contract owners’ equity resulting from operations	473,929	(1,529,689)	658,590	(1,797,921)	1,167,087	(3,479,742)	381,637	(745,254)

Equity transactions:
Purchase payments received from contract owners (note 3)	142,094	252,109	-	9	386,154	487,802	69,603	101,429
Transfers between funds	(91,948)	(261,572)	(32,162)	(220,878)	(338,615)	(683,682)	(109,223)	(136,231)
Redemptions (note 3)	(343,041)	(360,987)	(545,390)	(644,575)	(749,690)	(1,217,475)	(129,913)	(265,699)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(2,434)	(2,967)	(4,266)	(4,954)	-	-
Contingent deferred sales charges (note 2)	(3,428)	(4,997)	(696)	(715)	(2,720)	(4,725)	(807)	(1,007)
Adjustments to maintain reserves	(71)	(78)	(58)	(48)	(211)	(29)	(86)	(25)

Net equity transactions	(296,394)	(375,525)	(580,740)	(869,174)	(709,348)	(1,423,063)	(170,426)	(301,533)

Net change in contract owners’ equity	177,535	(1,905,214)	77,850	(2,667,095)	457,739	(4,902,805)	211,211	(1,046,787)
Contract owners’ equity beginning of period	2,602,134	4,507,348	1,801,366	4,468,461	5,060,629	9,963,434	923,208	1,969,995

Contract owners’ equity end of period	$2,779,669	2,602,134	1,879,216	1,801,366	5,518,368	5,060,629	1,134,419	923,208

CHANGES IN UNITS:
Beginning units	186,547	204,076	128,037	171,992	429,113	515,438	178,924	216,319
Units purchased	22,142	35,451	-	-	39,922	50,716	28,807	22,772
Units redeemed	(44,069)	(52,980)	(39,501)	(43,955)	(98,229)	(137,041)	(52,125)	(60,167)

Ending units	164,620	186,547	88,536	128,037	370,806	429,113	155,606	178,924

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	TIF3		NBGST		NBGF		NBGT
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$57,247	45,111	(115,546)	(176,511)	(10,914)	(18,446)	(739)	(1,563)
Realized gain (loss) on investments	(216,210)	47,915	(554,503)	390,483	(108,922)	(2,866)	(6,317)	17,516
Change in unrealized gain (loss) on investments	886,044	(2,214,276)	2,727,188	(5,916,797)	478,898	(1,063,177)	39,079	(112,896)
Reinvested capital gains	110,677	347,186	-	557,356	-	164,751	-	14,338

Net increase (decrease) in contract owners’ equity resulting from operations	837,758	(1,774,064)	2,057,139	(5,145,469)	359,062	(919,738)	32,023	(82,605)

Equity transactions:
Purchase payments received from contract owners (note 3)	343,240	388,959	488,951	620,398	82,168	62,983	1,016	2,855
Transfers between funds	(114,244)	(261,191)	(439,604)	(217,186)	(107,925)	(13,127)	(4,100)	(54,453)
Redemptions (note 3)	(354,047)	(469,262)	(1,496,472)	(1,992,020)	(220,307)	(178,752)	(6,815)	(31,015)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(2,139)	(2,566)	(6,867)	(8,617)	(2,363)	(2,728)	-	-
Contingent deferred sales charges (note 2)	(1,162)	(952)	(5,158)	(7,552)	(182)	(123)	(106)	(43)
Adjustments to maintain reserves	(53)	(60)	(101)	(234)	(4)	(3)	6	9

Net equity transactions	(128,405)	(345,072)	(1,459,251)	(1,605,211)	(248,613)	(131,750)	(9,999)	(82,647)

Net change in contract owners’ equity	709,353	(2,119,136)	597,888	(6,750,680)	110,449	(1,051,488)	22,024	(165,252)
Contract owners’ equity beginning of period	2,453,939	4,573,075	9,690,345	16,441,025	1,405,916	2,457,404	122,622	287,874

Contract owners’ equity end of period	$3,163,292	2,453,939	10,288,233	9,690,345	1,516,365	1,405,916	144,646	122,622

CHANGES IN UNITS:
Beginning units	243,351	266,843	506,634	569,440	93,599	99,765	15,586	22,233
Units purchased	55,052	44,865	44,491	82,174	5,583	7,346	191	315
Units redeemed	(66,808)	(68,357)	(119,471)	(144,980)	(20,630)	(13,512)	(1,461)	(6,962)

Ending units	231,595	243,351	431,654	506,634	78,552	93,599	14,316	15,586

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	PF		NBPT		NLMB		NBSRT
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$(18,216)	(44,645)	(803)	(2,861)	25,998	36,765	(6,740)	(8,775)
Realized gain (loss) on investments	(86,160)	294,916	(20,631)	(7,290)	(73,050)	(31,589)	(70,911)	17,669
Change in unrealized gain (loss) on investments	1,315,008	(3,169,862)	117,280	(222,206)	123,961	(173,920)	316,162	(626,701)
Reinvested capital gains	-	39,242	-	3,114	-	-	-	13,460

Net increase (decrease) in contract owners’ equity resulting from operations	1,210,632	(2,880,349)	95,846	(229,243)	76,909	(168,744)	238,511	(604,347)

Equity transactions:
Purchase payments received from contract owners (note 3)	192,852	289,591	3,329	8,893	24,300	40,713	68,068	65,791
Transfers between funds	(57,070)	(215,790)	(3,872)	15,760	73,911	3,217	(68,890)	(167,197)
Redemptions (note 3)	(292,304)	(672,056)	(29,413)	(39,121)	(200,343)	(184,076)	(90,547)	(272,039)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(4,732)	(5,950)	-	-	(890)	(1,077)	(260)	(274)
Contingent deferred sales charges (note 2)	(626)	(1,764)	(107)	(25)	(69)	(59)	(728)	(1,909)
Adjustments to maintain reserves	6	(18)	(23)	(24)	46	(81)	(44)	(55)

Net equity transactions	(161,874)	(605,987)	(30,086)	(14,517)	(103,045)	(141,363)	(92,401)	(375,683)

Net change in contract owners’ equity	1,048,758	(3,486,336)	65,760	(243,760)	(26,136)	(310,107)	146,110	(980,030)
Contract owners’ equity beginning of period	2,463,697	5,950,033	194,979	438,739	748,858	1,058,965	881,359	1,861,389

Contract owners’ equity end of period	$3,512,455	2,463,697	260,739	194,979	722,722	748,858	1,027,469	881,359

CHANGES IN UNITS:
Beginning units	124,626	142,633	25,492	27,172	59,145	69,314	101,361	129,136
Units purchased	14,272	14,051	397	2,443	15,839	6,314	13,329	22,900
Units redeemed	(23,579)	(32,058)	(3,786)	(4,123)	(23,964)	(16,483)	(22,855)	(50,675)

Ending units	115,319	124,626	22,103	25,492	51,020	59,145	91,835	101,361

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	OCHI		OVGS4		OCAF		OGF
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$5,331	14,911	27,992	4,726	(15,110)	(20,272)	(34,494)	9,524
Realized gain (loss) on investments	(211,838)	(13,613)	(379,674)	33,368	(76,816)	18,777	(105,132)	271,082
Change in unrealized gain (loss) on investments	216,792	(195,493)	1,766,558	(3,580,893)	574,575	(1,001,103)	1,790,085	(4,569,427)
Reinvested capital gains	-	-	96,305	448,284	-	-	-	359,050

Net increase (decrease) in contract owners’ equity resulting from operations	10,285	(194,195)	1,511,181	(3,094,515)	482,649	(1,002,598)	1,650,459	(3,929,771)

Equity transactions:
Purchase payments received from contract owners (note 3)	11,650	18,231	452,987	735,968	81,165	167,272	(2)	413
Transfers between funds	4,545	12,208	(272,212)	(788,650)	(21,105)	(197,532)	(139,864)	(462,048)
Redemptions (note 3)	(13,104)	(26,598)	(524,327)	(1,004,873)	(160,134)	(207,043)	(550,518)	(1,132,214)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(3,586)	(4,301)	-	-	(6,842)	(7,826)
Contingent deferred sales charges (note 2)	(133)	(811)	(2,628)	(7,016)	(1,189)	(1,863)	(473)	(1,119)
Adjustments to maintain reserves	20	20	(318)	(61)	(45)	(40)	(318)	(72)

Net equity transactions	2,978	3,050	(350,084)	(1,068,933)	(101,308)	(239,206)	(698,017)	(1,602,866)

Net change in contract owners’ equity	13,263	(191,145)	1,161,097	(4,163,448)	381,341	(1,241,804)	952,442	(5,532,637)
Contract owners’ equity beginning of period	58,206	249,351	4,198,500	8,361,948	1,103,293	2,345,097	4,879,638	10,412,275

Contract owners’ equity end of period	$71,469	58,206	5,359,597	4,198,500	1,484,634	1,103,293	5,832,080	4,879,638

CHANGES IN UNITS:
Beginning units	20,984	19,055	450,764	528,809	216,105	245,700	239,483	304,168
Units purchased	24,207	5,801	85,352	80,148	55,562	26,039	-	-
Units redeemed	(23,353)	(3,872)	(117,969)	(158,193)	(66,685)	(55,634)	(34,638)	(64,685)

Ending units	21,838	20,984	418,147	450,764	204,982	216,105	204,845	239,483

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	OSI		PMTRA		PUIGA		PVF
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$47,159	39,260	158,725	135,973	41	(63)	839	(683)
Realized gain (loss) on investments	(16,922)	(18,155)	(29,901)	(8,678)	(17)	2	26,464	(382)
Change in unrealized gain (loss) on investments	134,203	(182,852)	268,034	(186,287)	709	(2,558)	33,600	(25,521)
Reinvested capital gains	-	-	41,811	187,616	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	164,440	(161,747)	438,669	128,624	733	(2,619)	60,903	(26,586)

Equity transactions:
Purchase payments received from contract owners (note 3)	44,723	127,828	141,965	201,224	-	-	21,330	12,416
Transfers between funds	190,751	21,467	655,557	430,303	-	-	44,883	(324)
Redemptions (note 3)	(88,552)	(112,508)	(1,229,865)	(363,371)	-	-	(15,940)	(8,712)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,005)	(1,696)	(5,401)	(2,097)	-	-	(207)	(270)
Adjustments to maintain reserves	130	(145)	(557)	(5,050)	(1)	(5)	(1)	9

Net equity transactions	145,047	34,946	(438,301)	261,009	(1)	(5)	50,065	3,119

Net change in contract owners’ equity	309,487	(126,801)	368	389,633	732	(2,624)	110,968	(23,467)
Contract owners’ equity beginning of period	702,172	828,973	4,056,734	3,667,101	3,125	5,749	46,036	69,503

Contract owners’ equity end of period	$1,011,659	702,172	4,057,102	4,056,734	3,857	3,125	157,004	46,036

CHANGES IN UNITS:
Beginning units	52,611	51,188	270,552	252,154	265	265	5,382	5,061
Units purchased	21,636	17,203	85,874	81,272	-	-	20,453	1,188
Units redeemed	(11,691)	(15,780)	(114,544)	(62,874)	-	-	(14,524)	(867)

Ending units	62,556	52,611	241,882	270,552	265	265	11,311	5,382

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	VKGIA		VKGA		VKRES		PBF
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$7,701	20,583	(9,327)	(13,696)	4,507	4,516	7,109	11,280
Realized gain (loss) on investments	(183,097)	(37,313)	(200,772)	(81,073)	(844,143)	(332,964)	(13,690)	(35,735)
Change in unrealized gain (loss) on investments	597,036	(1,004,102)	605,422	(650,046)	1,014,908	(294,604)	128,869	(204,180)
Reinvested capital gains	-	-	-	7,698	-	29,056	-	2,799

Net increase (decrease) in contract owners’ equity resulting from operations	421,640	(1,020,832)	395,323	(737,117)	175,272	(593,996)	122,288	(225,836)

Equity transactions:
Purchase payments received from contract owners (note 3)	104,282	119,278	43,209	121,780	118,234	93,270	36,495	45,117
Transfers between funds	(53,598)	(249,734)	(155,168)	(174,474)	55,606	(10,226)	21,661	(63,494)
Redemptions (note 3)	(274,184)	(353,479)	(94,713)	(181,174)	(289,161)	(126,516)	(45,291)	(118,431)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	(1,013)	(1,153)
Contingent deferred sales charges (note 2)	(4,700)	(2,745)	(1,009)	(1,816)	(849)	(1,277)	(65)	(68)
Adjustments to maintain reserves	(53)	55	(11)	(73)	(70)	(87)	(18)	(11)

Net equity transactions	(228,253)	(486,625)	(207,692)	(235,757)	(116,240)	(44,836)	11,769	(138,040)

Net change in contract owners’ equity	193,387	(1,507,457)	187,631	(972,874)	59,032	(638,832)	134,057	(363,876)
Contract owners’ equity beginning of period	1,925,148	3,432,605	710,249	1,683,123	837,040	1,475,872	544,406	908,282

Contract owners’ equity end of period	$2,118,535	1,925,148	897,880	710,249	896,072	837,040	678,463	544,406

CHANGES IN UNITS:
Beginning units	162,476	194,088	62,283	75,338	62,570	66,818	32,819	40,077
Units purchased	26,352	12,137	16,838	19,532	39,895	22,772	3,330	2,838
Units redeemed	(43,163)	(43,749)	(29,055)	(32,587)	(49,599)	(27,020)	(2,562)	(10,096)

Ending units	145,665	162,476	50,066	62,283	52,866	62,570	33,587	32,819

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WRASCA		SCS		SGR		STR
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$(3,091)	(2,694)	(25,374)	(40,601)	(5,918)	(6,693)	(14,584)	(20,601)
Realized gain (loss) on investments	(57,863)	(12,978)	(345,492)	(378,329)	(33,875)	12,585	18,454	56,249
Change in unrealized gain (loss) on investments	161,119	(92,403)	1,144,863	(891,520)	225,688	(276,002)	365,683	(779,686)
Reinvested capital gains	-	893	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	100,165	(107,182)	773,997	(1,310,450)	185,895	(270,110)	369,553	(744,038)

Equity transactions:
Purchase payments received from contract owners (note 3)	18,982	11,601	91,848	166,661	35,114	121,625	101,339	118,504
Transfers between funds	(15,421)	1,304	(48,917)	(82,402)	(32,211)	6,368	34,865	(81,564)
Redemptions (note 3)	(11,880)	(23,419)	(425,600)	(717,655)	(92,928)	(74,358)	(85,314)	(151,332)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(1,905)	(2,466)	-	-	(2,013)	(2,377)
Contingent deferred sales charges (note 2)	(186)	(386)	(414)	(2,674)	(320)	(1,014)	-	(61)
Adjustments to maintain reserves	(37)	(5)	(37)	(43)	(26)	3	-	20

Net equity transactions	(8,542)	(10,905)	(385,025)	(638,579)	(90,371)	52,624	48,877	(116,810)

Net change in contract owners’ equity	91,623	(118,087)	388,972	(1,949,029)	95,524	(217,486)	418,430	(860,848)
Contract owners’ equity beginning of period	169,941	288,028	2,153,047	4,102,076	437,411	654,897	1,059,719	1,920,567

Contract owners’ equity end of period	$261,564	169,941	2,542,019	2,153,047	532,935	437,411	1,478,149	1,059,719

CHANGES IN UNITS:
Beginning units	16,298	16,996	175,388	215,499	46,687	41,166	61,544	67,345
Units purchased	13,724	1,707	16,019	28,803	8,248	17,737	7,493	5,255
Units redeemed	(12,274)	(2,405)	(43,928)	(68,914)	(15,734)	(12,216)	(5,304)	(11,056)

Ending units	17,748	16,298	147,479	175,388	39,201	46,687	63,733	61,544

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SGI		WFMCGZ		DBP		DBF
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$(636)	(460)	(3,213)	(3,206)	-	42,777	9,502	30,856
Realized gain (loss) on investments	(18,977)	(3,958)	(82,367)	(36,271)	-	(128,661)	(100,944)	(31,979)
Change in unrealized gain (loss) on investments	50,596	(64,744)	212,238	(104,196)	-	75,028	134,050	(116,496)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	30,983	(69,162)	126,658	(143,673)	-	(10,856)	42,608	(117,619)

Equity transactions:
Purchase payments received from contract owners (note 3)	925	1,179	53,954	20,012	-	41,529	2,799	11,716
Transfers between funds	(11,626)	17,137	(21,247)	(38,201)	-	(1,767,659)	(421,148)	155,510
Redemptions (note 3)	(5,170)	(12,754)	(49,995)	(68,299)	-	(254,653)	(8,695)	(59,408)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	(1,059)	(281)	(625)
Contingent deferred sales charges (note 2)	-	(81)	(58)	(394)	-	(428)	(48)	-
Adjustments to maintain reserves	(7)	(12)	(40)	(13)	-	(19)	221	138

Net equity transactions	(15,878)	5,469	(17,386)	(86,895)	-	(1,982,289)	(427,152)	107,331

Net change in contract owners’ equity	15,105	(63,693)	109,272	(230,568)	-	(1,993,145)	(384,544)	(10,288)
Contract owners’ equity beginning of period	98,538	162,231	172,174	402,742	-	1,993,145	384,544	394,832

Contract owners’ equity end of period	$113,643	98,538	281,446	172,174	-	-	-	384,544

CHANGES IN UNITS:
Beginning units	20,927	20,646	21,653	27,492	-	124,170	30,808	23,032
Units purchased	3,219	4,611	21,943	5,582	-	13,557	12,572	23,403
Units redeemed	(6,620)	(4,330)	(20,323)	(11,421)	-	(137,727)	(43,380)	(15,627)

Ending units	17,526	20,927	23,273	21,653	-	-	-	30,808

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WPGF		BF		JABR		JAIGR
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$821	51,949	778	2,995	5,599	12,824	(112)	1,462
Realized gain (loss) on investments	(26,150)	5,460	(70,684)	(4,435)	(216,121)	184	8,408	936
Change in unrealized gain (loss) on investments	58,723	(68,749)	67,028	(76,496)	260,743	(295,964)	3,567	(46,951)
Reinvested capital gains	-	-	-	21,679	-	48,332	-	4,942

Net increase (decrease) in contract owners’ equity resulting from operations	33,394	(11,340)	(2,878)	(56,257)	50,221	(234,624)	11,863	(39,611)

Equity transactions:
Purchase payments received from contract owners (note 3)	24,088	47,893	32,540	41,139	23,920	59,682	-	-
Transfers between funds	(907,687)	287,029	(172,037)	(7,625)	(1,169,383)	350,313	(51,889)	-
Redemptions (note 3)	(16,937)	(174,839)	(12,017)	(27,982)	(96,168)	(116,289)	(58)	(1,024)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(575)	(1,068)	(204)	(398)	-	-	-	-
Contingent deferred sales charges (note 2)	(336)	(95)	(42)	(52)	(1,036)	(1,132)	-	-
Adjustments to maintain reserves	5	(14)	(22)	(29)	(40)	15	1	4

Net equity transactions	(901,442)	158,906	(151,782)	5,053	(1,242,707)	292,589	(51,946)	(1,020)

Net change in contract owners’ equity	(868,048)	147,566	(154,660)	(51,204)	(1,192,486)	57,965	(40,083)	(40,631)
Contract owners’ equity beginning of period	868,048	720,482	154,660	205,864	1,192,486	1,134,521	40,083	80,714

Contract owners’ equity end of period	$-	868,048	-	154,660	-	1,192,486	-	40,083

CHANGES IN UNITS:
Beginning units	55,748	46,017	17,226	16,842	109,127	87,699	4,368	4,431
Units purchased	6,226	29,624	8,028	5,046	12,567	47,409	-	-
Units redeemed	(61,974)	(19,893)	(25,254)	(4,662)	(121,694)	(25,981)	(4,368)	(63)

Ending units	-	55,748	-	17,226	-	109,127	-	4,368

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	JAWGR		NVOA
	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$17,505	(2,252)	451	(1,601)
Realized gain (loss) on investments	(48,121)	9,774	(90,178)	(39,575)
Change in unrealized gain (loss) on investments	70,135	(213,704)	108,216	(41,932)
Reinvested capital gains	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	39,519	(206,182)	18,489	(83,108)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	33,540	2,322
Transfers between funds	(266,125)	(12,869)	(97,320)	15,283
Redemptions (note 3)	(10,360)	(37,470)	(89,096)	(20,892)
Annuity benefits	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-
Contingent deferred sales charges (note 2)	(8)	(61)	(51)	(67)
Adjustments to maintain reserves	(17)	(21)	(26)	19

Net equity transactions	(276,510)	(50,421)	(152,953)	(3,335)

Net change in contract owners’ equity	(236,991)	(256,603)	(134,464)	(86,443)
Contract owners’ equity beginning of period	236,991	493,594	134,464	220,907

Contract owners’ equity end of period	$-	236,991	-	134,464

CHANGES IN UNITS:
Beginning units	52,632	59,906	13,461	14,042
Units purchased	-	-	3,604	3,587
Units redeemed	(52,632)	(7,274)	(17,065)	(4,168)

Ending units	-	52,632	-	13,461

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2009 and 2008

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Individual Deferred Variable Annuity Contracts through the Account. As of December 25, 1982, only tax qualified contracts are issued. The primary distribution for the contract is through the Company for Individual Retirement Account rollovers; however, other distributors may be utilized.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract charges.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

ABERDEEN FUNDS

Aberdeen Small Cap Fund - Class A (PRSCA)

Global Fixed Income Fund - Institutional Service Class (ADGFIS)

AMERICAN CENTURY INVESTORS, INC.

Income & Growth Fund - Class A (ACIGA)

CREDIT SUISSE ASSET MANAGEMENT

Mid-Cap Core Fund - Common Class (WPEG)

DELAWARE GROUP FUNDS

High-Yield Opportunities Fund - Institutional Class (DWHYOI)

FIDELITY INVESTMENTS

Asset Manager 50% (FAM)

JANUS FUNDS

Janus Balanced Fund - Class S (JBS)

Janus Fund Class - J Shares (JF)

Janus Overseas Fund - Class S (JOS)

Janus Twenty Fund - Class J (JTF)

Janus Worldwide Fund - Class J (JWF)

Janus Worldwide Fund - Class S (JWS)

LAZARD FUNDS

U.S. Small-Mid Cap Equity Portfolio - Open Shares (LSC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS Strategic Income Fund - Class A (MSI)

NATIONWIDE FUNDS GROUP

Bond Fund - Class D (NBF)

Bond Index Fund - Class A (NBIXA)

Fund - Class D (NF)

Government Bond Fund - Class D (NGBF)

Growth Fund - Class D (NGF)

International Index Fund - Class A (NIIXA)

Investor Destinations Aggressive Fund - Service Class (IDAS)

Investor Destinations Conservative Fund - Service Class (IDCS)

Investor Destinations Moderate Fund - Service Class (IDMS)

Investor Destinations Moderately Aggressive Fund - Service Class (IDMAS)

Investor Destinations Moderately Conservative Fund - Service Class (IDMCS)

Mid Cap Market Index Fund - Class A (NMCIXA)

Money Market Fund - Prime Shares (MMF)

Money Market Fund - Service Class (MMFR)

Nationwide Growth Fund - Class A (NGFA)

Nationwide Large Cap Value Fund - Class A (PRLVA)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

S&P 500 Index Fund - Service Class (NIXR)

Small Cap Index Fund - Class A (NSCIXA)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Portfolios of the AIM Variable Insurance Funds

AIM Small Cap Growth Fund - Investor Class (ASCGI)

Basic Balanced Fund - Investor Class (ABBLI)

Dynamics Fund - Investor Class (IDF)

Portfolios of the American Century Variable Portfolios, Inc.

American Century International Growth Fund - Class A (TCIGA)

American Century International Growth Fund - Investor Class (TCIGR)

Growth Fund - Investor Class (TCG)

Income & Growth Fund - Investor Class (IGF)

Short-Term Government Fund - Investor Class (BSTG)

Ultra(R) Fund - Investor Class (TCUL)

VP International Fund - Class IV (ACVI4)

Portfolios of the Dreyfus Investment Portfolios

Appreciation Fund, Inc. (DAF)

Balanced Opportunity Fund - Class Z (DPBOZ)

Dreyfus S&P 500 Index Fund (DSPI)

Emerging Leaders Fund (DEL)

Intermediate Term Income Fund - Class A (DPITIA)

Third Century Fund, Inc. - Class Z (DTC)

Portfolios of the Evergreen Variable Annuity Funds

Equity Income Fund - Class I (EIG)

Portfolios of the Federated Insurance Series

Bond Fund - Class F Shares (FBDF)

Equity Income Fund, Inc. - Class F Shares (FEQIF)

High Yield Trust (FHYT)

Intermediate Corporate Bond Fund - Institutional Service Shares (FIIF)

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

Portfolios of the Fidelity Variable Insurance Products Fund Fidelity

Advisor Balanced Fund - Class A (FABA)

Advisor Balanced Fund - Class T (FAB)

Advisor Equity Growth Fund - Class A (FAEGA)

Advisor Equity Income Fund - Class A (FAEIA)

Advisor Equity Income Fund - Class T (FAEI)

Advisor Growth Opportunities Fund - Class A (FAGOA)

Advisor Growth Opportunities Fund - Class T (FAGO)

Advisor High Income Advantage Fund - Class T (FAHY)

Advisor Overseas Fund - Class A (FAOA)

Capital & Income Fund (FCI)

Equity-Income Fund (FEI)

High Income Portfolio - Initial Class (FHIP)

Magellan Fund (FMG)

Puritan Fund (FPR)

VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)

Portfolios of the Franklin Templeton Variable Insurance Products Trust

Balance Sheet Investment Fund - Class A (FRBSI)

Foreign Fund - Class A (TFF)

Mutual Series Funds - Mutual Shares Fund - Class A (TMSF)

Small-Mid Cap Growth Fund - Class A (FSCG)

Templeton Foreign Securities Fund - Class 3 (TIF3)

Portfolios of the Neuberger Berman Advisers Management Trust

Genesis Fund - Trust Class (NBGST)

Guardian Fund - Investor Class (NBGF)

Guardian Fund - Trust Class (NBGT)

Partners Fund - Investor Class (PF)

Partners Fund - Trust Class (NBPT)

Short Duration Bond Fund - Investor Class (NLMB)

Socially Responsive Fund - Trust Class (NBSRT)

Portfolios of the Oppenheimer Variable Account Funds

Champion Income Fund - Class A (OCHI)

Global Securities Fund/VA - Class 4 (OVGS4)

Oppenheimer Capital Appreciation Fund - Class A (OCAF)

Oppenheimer Global Fund - Class A (OGF)

Oppenheimer Strategic Income Fund - Class A (OSI)

Portfolios of the PIMCO Variable Insurance Trust

PIMCO Total Return Fund - Class A (PMTRA)

Portfolios of the Putnam Variable Trust

Putnam International Equity Fund - Class A (PUIGA)

Voyager Fund - Class A (PVF)

Portfolios of the Van Kampen - The Universal Institutional Funds, Inc.

Van Kampen Growth and Income Fund - Class A (VKGIA)

Van Kampen Mid Cap Growth Fund - Class A (VKGA)

Van Kampen Real Estate Securities Fund - Class A (VKRES)

VIRTUS MUTUAL FUNDS

Virtus Balanced Fund - Class A (PBF)

WADDELL & REED, INC.

Advisors Small Cap Fund - Class A (WRASCA)

WELLS FARGO FUNDS

Advantage Funds(R) - Common Stock Fund - Investor Class (SCS)

Advantage Funds(R) - Growth Fund - Investor Class (SGR)

Advantage Funds(R) - Large Cap Growth Fund - Investor Class (STR)

Advantage Funds(R) - Large Company Core Fund - Investor Class (SGI)

Advantage Funds(R) - Mid Cap Growth Fund - Investor Class (WFMCGZ)

Z CLOSED FUNDS

Delchester Fund - Institutional Class (obsolete) (DBF)*

Global Fixed Income Fund - Common Class (obsolete) (WPGF)*

J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)*

Janus Adviser Series - Balanced Fund - Class S (obsolete) (JABR)*

Janus Adviser Series - International Growth Fund - Class S (obsolete) (JAIGR)*

Janus Adviser Series - Worldwide Fund - Class S (obsolete) (JAWGR)*

Value Opportunities Fund - Class A (obsolete) (NVOA)*

*	At December 31, 2009, contract owners were not invested these funds.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity for premiums applied and subsequently reversed and related gain realized by the contract owner, or a realized gain resulting from transfers made into and out of the fund within the current period, if applicable.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2009 of such funds, which represents fair value. The cost of investments sold is determined on a first in – first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For Soloist contracts issued prior to January 1, 1993, the contingent deferred sales charge will be equal to 5% of purchase payments redeemed from the contract. For Soloist contracts issued on or after January 1, 1993, the Company will deduct a contingent deferred sales charge not to exceed 7% of purchase payments redeemed. This charge declines 1% per year. For both contracts, after the purchase payment has been held in the contract for 7 years, the charge is 0%.

For Successor contracts, the standard contract does not include a contingent deferred sales charge. However, one of two optional contingent deferred sales charge schedules may be elected in return for a reduction in the annual mortality and expense risk charge. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. On Soloist contracts, the Company deducts a contract maintenance charge of $30, which is satisfied by redeeming units. No contract maintenance charge is deducted on Successor contracts. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option table on the following page illustrates the annual rate for all contract level charges by product as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

Nationwide Variable Account Options	Soloist	Successor
Variable Account Charges - Recurring	1.30%	1.20%
CDSC Options:
Seven Year CDSC		-0.25%
Five Year CDSC		-0.10%
Reduced Purchase Payment Option:
Initial lowered to $1,000 and subsequent lowered to $25.
In states other than Oregon		0.25%
In Oregon only		0.30%
Death Benefit Options:
Five-Year Reset (for contract issued on or after 1-2-01)		0.05%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrencers or (iii) highest contract value before 86th birthday less surrenders.
One-Year Enhanced (for contracts issues on or after 1-2-01)		0.15%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrencers or (iii) highest contract value before 86th birthday less surrenders.
Greater of One-Year or 5% Enhanced (for contract issued on or after 1-2-01)		0.20%

If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders, or (iv) the 5% interest anniversary value.

Five-Year Reset (for contracts issued prior to 1-2-01)		0.05%

If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrencers or (iii) contract value as of the most recent five-year contract anniversary prior to annuitant’s 86th birthday, less adjustment for amounts subsequently surrendered plus purchase payments received after that five-year contract anniversary.

One-Year Step Up (for contracts issued prior to 1-2-01)		0.10%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrencers or (iii) highest contract value before 86th birthday less surrenders.
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances (for contracts issued prior to May 1, 2003)
Option 1		0.45%
Option 2		0.30%
Beneficiary Protector Option		0.40%
Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to contract.

Maximum Variable Account Charges*	1.30%	2.55%
*	The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charge if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2009.

	Total	PRSCA	ADGFIS	ACIGA	WPEG	DWHYOI	FAM	JBS

0.95%	$243,014	$1,175	$-	$3,183	$-	$-	$-	$2,228
1%	10,735	62	-	53	-	-	-	42
1.05%	2,843	-	-	397	-	-	-	-
1.1%	86,243	471	-	1,611	-	-	-	23
1.15%	36,783	492	-	501	-	-	-	372
1.2%	211,435	1,332	-	4,421	-	-	-	1,533
1.25%	28,582	351	-	501	-	-	-	472
1.3%	1,698,682	15,558	5,424	212	17,137	5,352	19,508	28
1.35%	44,383	20	-	511	-	-	-	480
1.4%	39,912	157	-	1,998	-	-	-	180
1.45%	116,535	384	-	1,414	-	-	-	552
1.5%	18,352	5	-	332	-	-	-	213
1.55%	274	-	-	31	-	-	-	-
1.6%	3,843	-	-	4	-	-	-	-
1.65%	6,754	-	-	667	-	-	-	7
1.7%	3,414	-	-	-	-	-	-	-
1.75%	329	-	-	10	-	-	-	-
1.8%	257	-	-	-	-	-	-	-
1.9%	564	-	-	66	-	-	-	-
2.05%	17	-	-	-	-	-	-	-

Totals	$2,552,951	$20,007	$5,424	$15,912	$17,137	$5,352	$19,508	$6,130

	JF	JOS	JTF	JWF	JWS	LSC	MSI	NBF

0.95%	$1,621	$45	$6,117	$13	$309	$399	$-	$850
1%	30	-	25	-	16	-	-	74
1.05%	222	-	52	-	-	-	-	157
1.1%	399	-	1,272	28	84	17	-	-
1.15%	90	-	43	-	-	-	-	12
1.2%	1,549	329	3,967	101	567	224	-	188
1.25%	402	79	1,004	168	105	50	-	114
1.3%	42,705	10	182,130	28,817	-	18,603	11,076	15,099
1.35%	353	23	441	-	113	4	-	-
1.4%	109	4	726	-	27	-	-	-
1.45%	608	36	1,038	41	353	203	-	869
1.5%	372	-	24	-	3	40	-	-
1.55%	1	-	39	-	-	-	-	-
1.6%	-	-	30	-	-	125	-	-
1.65%	22	-	63	-	25	-	-	-
1.7%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.8%	-	-	-	-	-	-	-	-
1.9%	12	-	7	-	3	36	-	12
2.05%	-	-	-	-	-	-	-	3

	$48,495	$526	$196,978	$29,168	$1,605	$19,701	$11,076	$17,378

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

	NBIXA	NF	NGBF	NGF	NIIXA	IDAS	IDCS	IDMS

0.95%	$429	$361	$7,971	$300	$-	$2,226	$10,544	$15,868
1%	-	23	-	-	-	1,206	272	263
1.05%	-	-	51	-	-	-	-	-
1.1%	263	393	1,392	-	20	456	293	6,976
1.15%	24	84	1,153	-	-	718	1,457	6,015
1.2%	1,737	757	5,192	45	110	5,509	3,057	8,773
1.25%	79	138	176	-	-	295	987	1,985
1.3%	58	27,871	26,354	3,982	-	19	1	166
1.35%	175	46	1,986	1	-	1,881	394	2,038
1.4%	28	-	2,488	-	-	594	-	2,616
1.45%	1,398	395	3,244	45	38	3,592	3,068	8,139
1.5%	66	11	42	-	-	399	21	2,523
1.55%	-	-	-	-	-	-	-	-
1.6%	-	-	11	-	-	8	1,136	96
1.65%	36	9	-	-	-	56	-	600
1.7%	-	-	-	-	-	-	-	3,414
1.75%	-	-	-	-	-	-	-	233
1.8%	-	-	-	-	-	-	-	-
1.9%	-	-	31	-	1	-	-	18
2.05%	-	-	-	-	-	-	-	-

	$4,293	$30,088	$50,091	$4,373	$169	$16,959	$21,230	$59,723

	IDMAS	IDMCS	NMCIXA	MMF	MMFR	NGFA	PRLVA	GVIDA

0.95%	$6,329	$3,207	$2,642	$-	$26,790	$356	$1,673	$-
1%	368	186	162	-	1,782	-	-	-
1.05%	-	-	-	-	56	-	-	-
1.1%	4,587	3,867	638	-	15,848	94	786	-
1.15%	2,909	801	1,103	-	3,367	-	129	-
1.2%	12,462	3,517	1,593	-	21,898	596	1,593	-
1.25%	362	895	85	-	1,558	69	66	-
1.3%	184	102	67	133,964	306	2,668	10,036	14,950
1.35%	2,534	1,256	523	-	2,455	240	476	-
1.4%	1,621	934	224	-	665	11	38	-
1.45%	7,334	2,319	1,568	-	9,451	177	1,117	-
1.5%	2,151	268	454	-	1,117	-	72	-
1.55%	-	-	-	-	-	-	-	-
1.6%	135	8	114	-	483	-	7	-
1.65%	104	-	54	-	27	-	72	-
1.7%	-	-	-	-	-	-	-	-
1.75%	-	-	7	-	25	-	-	-
1.8%	-	-	-	-	-	-	-	-
1.9%	17	-	1	-	54	-	-	-
2.05%	-	-	-	-	-	-	-	-

	$41,097	$17,360	$9,235	$133,964	$85,882	$4,211	$16,065	$14,950

	GVIDC	GVIDM	GVDMA	GVDMC	NVMIG6	NIXR	NSCIXA	NVTIV3

0.95%	$-	$143	$-	$-	$-	$2,339	$1,624	$370
1%	-	-	-	-	122	286	67	-
1.05%	-	-	-	-	-	-	-	-
1.1%	-	200	-	-	66	1,566	591	-
1.15%	-	100	-	-	-	29	332	-
1.2%	-	334	-	-	28	5,101	1,779	19
1.25%	-	25	-	-	120	758	187	-
1.3%	2,839	17,361	24,586	5,646	76	10,434	39	243
1.35%	-	1	-	-	14	875	549	12
1.4%	-	-	-	-	-	21	173	-
1.45%	-	191	-	-	-	2,608	953	101
1.5%	-	-	-	-	-	1,435	275	-
1.55%	-	-	-	-	-	34	-	-
1.6%	-	420	-	-	9	12	7	-
1.65%	-	-	-	-	-	20	31	-
1.7%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	5	-	-
1.8%	-	-	-	-	-	73	-	-
1.9%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	1	-	-

	$2,839	$18,775	$24,586	$5,646	$435	$25,597	$6,607	$745

	ASCGI	ABBLI	IDF	TCIGA	TCIGR	TCG	IGF	BSTG

0.95%	$1,219	$151	$2,868	$228	$-	$652	$-	$4,521
1%	16	-	102	-	-	-	-	1,173
1.05%	16	-	65	-	-	49	-	-
1.1%	10	57	1,771	8	-	2,002	-	620
1.15%	116	27	63	15	-	505	-	-
1.2%	1,342	214	2,089	577	-	2,858	-	3,258
1.25%	310	79	686	69	-	114	-	203
1.3%	13	-	28,448	-	9,311	53,287	34,140	17,676
1.35%	39	21	583	9	-	650	-	108
1.4%	4	489	483	35	-	243	-	28
1.45%	224	131	1,196	95	-	2,255	-	3,272
1.5%	229	-	164	43	-	71	-	168
1.55%	20	-	44	-	-	-	-	-
1.6%	6	-	5	-	-	-	-	9
1.65%	23	-	11	-	-	-	-	92
1.7%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	7
1.8%	-	-	-	-	-	-	-	-
1.9%	-	-	-	-	-	-	-	14
2.05%	-	1	-	-	-	-	-	-

	$3,587	$1,170	$38,578	$1,079	$9,311	$62,686	$34,140	$31,149

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

	TCUL	ACVI4	DAF	DPBOZ	DSPI	DEL	DPITIA	DTC

0.95%	$2,755	$2,069	$3,040	$947	$-	$-	$-	$156
1%	34	56	78	-	-	-	-	-
1.05%	-	31	-	89	-	-	-	-
1.1%	1,174	427	884	248	-	-	-	3
1.15%	37	220	242	61	-	-	-	121
1.2%	4,933	1,938	5,092	1,421	-	51	-	452
1.25%	268	243	508	245	-	31	-	173
1.3%	60,162	13,236	16,221	7,332	107,752	-	21,133	5,799
1.35%	711	1,038	1,383	132	-	-	-	5
1.4%	637	1,028	303	15	-	-	-	-
1.45%	1,171	666	1,199	1,572	-	-	-	135
1.5%	226	91	956	57	-	-	-	6
1.55%	15	-	-	-	-	-	-	-
1.6%	5	14	12	4	-	-	-	-
1.65%	62	13	99	-	-	-	-	-
1.7%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.8%	-	-	-	-	-	-	-	-
1.9%	-	-	11	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-

	$72,190	$21,070	$30,028	$12,123	$107,752	$82	$21,133	$6,850

	EIG	FBDF	FEQIF	FHYT	FIIF	FABA	FAB	FAEGA

0.95%	$-	$1,787	$119	$10,136	$2,323	$691	$-	$1,583
1%	-	-	-	89	-	-	-	196
1.05%	-	15	-	8	-	69	-	-
1.1%	-	113	-	1,133	1,529	909	-	621
1.15%	-	-	-	192	67	-	-	143
1.2%	-	731	490	2,391	2,690	168	-	2,114
1.25%	-	174	265	235	87	557	-	268
1.3%	7,855	18,847	-	14,353	-	-	12,228	19
1.35%	-	16	4	186	1,356	407	-	187
1.4%	-	7	-	1,179	-	19	-	586
1.45%	-	1,009	157	2,003	548	210	-	1,567
1.5%	-	-	-	84	34	137	-	410
1.55%	-	-	-	-	-	-	-	-
1.6%	-	-	-	11	-	-	-	5
1.65%	-	-	-	9	459	-	-	197
1.7%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	6	-	-	-
1.8%	-	-	-	-	-	-	-	-
1.9%	-	10	-	37	-	-	-	-
2.05%	-	12	-	-	-	-	-	-

	$7,855	$22,721	$1,035	$32,046	$9,099	$3,167	$12,228	$7,896

	FAEIA	FAEI	FAGOA	FAGO	FAHY	FAOA	FCI	FEI

0.95%	$5,725	$-	$472	$-	$726	$22	$-	$-
1%	112	-	-	-	54	-	-	-
1.05%	264	-	-	-	23	-	-	-
1.1%	1,834	-	268	-	3	-	-	-
1.15%	1,460	-	161	-	31	-	-	-
1.2%	5,347	-	1,560	-	217	52	-	-
1.25%	1,279	-	94	-	114	-	-	-
1.3%	187	22,777	39	18,945	6,756	-	4,387	62,931
1.35%	2,312	-	135	-	-	13	-	-
1.4%	2,206	-	180	-	196	-	-	-
1.45%	4,483	-	492	-	22	22	-	-
1.5%	741	-	230	-	-	-	-	-
1.55%	-	-	-	-	-	-	-	-
1.6%	71	-	-	-	-	-	-	-
1.65%	626	-	-	-	-	-	-	-
1.7%	-	-	-	-	-	-	-	-
1.75%	17	-	-	-	-	-	-	-
1.8%	18	-	-	-	-	-	-	-
1.9%	64	-	-	-	7	-	-	-
2.05%	-	-	-	-	-	-	-	-

	$26,746	$22,777	$3,631	$18,945	$8,149	$109	$4,387	$62,931

	FHIP	FMG	FPR	FO2R	FRBSI	TFF	TMSF	FSCG

0.95%	$-	$-	$-	$2,772	$7,063	$1,780	$8,196	$3,559
1%	-	-	-	55	303	33	282	106
1.05%	-	-	-	-	-	43	71	339
1.1%	-	-	-	2,668	3,084	628	1,559	599
1.15%	-	-	-	101	1,126	-	1,790	409
1.2%	-	-	-	1,941	6,207	1,057	6,354	2,739
1.25%	-	-	-	195	1,336	11	1,603	824
1.3%	271	89,487	63,527	13,667	226	17,418	31,973	99
1.35%	-	-	-	268	1,841	180	1,986	521
1.4%	-	-	-	38	2,204	374	3,206	656
1.45%	-	-	-	970	5,054	515	3,327	1,935
1.5%	-	-	-	61	176	15	801	347
1.55%	-	-	-	-	17	-	18	1
1.6%	-	-	-	-	1	-	176	51
1.65%	-	-	-	20	511	39	506	238
1.7%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.8%	-	-	-	-	-	-	20	20
1.9%	-	-	-	-	-	-	62	1
2.05%	-	-	-	-	-	-	-	-

	$271	$89,487	$63,527	$22,756	$29,149	$22,093	$61,930	$12,444

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

	TIF3	NBGST	NBGF	NBGT	PF	NBPT	NLMB	NBSRT

0.95%	$2,320	$11,669	$-	$266	$-	$836	$-	$3,635
1%	111	401	-	39	-	209	-	167
1.05%	46	59	-	-	-	74	-	-
1.1%	779	6,488	-	125	-	66	-	1,485
1.15%	1,090	1,522	-	-	-	232	-	115
1.2%	2,616	13,531	-	569	-	706	-	925
1.25%	121	1,237	-	4	-	106	-	42
1.3%	22,080	70,946	18,469	-	37,280	-	9,213	1,955
1.35%	443	3,504	-	134	-	54	-	232
1.4%	2,852	2,271	-	5	-	-	-	707
1.45%	1,404	3,444	-	332	-	110	-	1,119
1.5%	413	410	-	-	-	14	-	4
1.55%	-	1	-	-	-	-	-	-
1.6%	13	59	-	-	-	-	-	-
1.65%	27	-	-	-	-	-	-	-
1.7%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.8%	-	-	-	-	-	-	-	-
1.9%	-	4	-	-	-	5	-	-
2.05%	-	-	-	-	-	-	-	-

	$34,315	$115,546	$18,469	$1,474	$37,280	$2,412	$9,213	$10,386

	OCHI	OVGS4	OCAF	OGF	OSI	PMTRA	PUIGA	PVF

0.95%	$57	$8,503	$5,068	$3,548	$2,612	$14,735	$-	$630
1%	-	422	95	169	-	177	-	-
1.05%	-	96	47	316	80	-	-	-
1.1%	5	1,755	890	1,455	689	4,110	-	16
1.15%	1	1,288	298	891	1,198	1,458	-	304
1.2%	225	6,495	4,964	2,301	1,892	11,651	-	358
1.25%	48	1,365	291	930	278	905	-	-
1.3%	19	30,467	66	52,570	-	408	-	-
1.35%	60	1,013	667	482	523	1,983	-	28
1.4%	8	841	451	909	511	1,874	-	-
1.45%	373	3,815	1,578	761	2,151	5,551	46	155
1.5%	-	394	383	354	41	650	-	10
1.55%	-	-	-	36	-	17	-	-
1.6%	-	5	8	8	32	544	-	2
1.65%	-	97	287	16	-	1,405	-	-
1.7%	-	-	-	-	-	-	-	-
1.75%	-	-	-	8	-	-	-	-
1.8%	-	-	17	-	-	109	-	-
1.9%	-	25	-	42	-	-	-	-
2.05%	-	-	-	-	-	-	-	-

	$796	$56,581	$15,110	$64,796	$10,007	$45,577	$46	$1,503

	VKGIA	VKGA	VKRES	PBF	WRASCA	SCS	SGR	STR

0.95%	$8,344	$4,362	$2,164	$-	$891	$3,481	$884	$-
1%	453	192	274	-	-	238	-	-
1.05%	63	29	-	-	-	16	-	-
1.1%	1,667	487	900	-	406	369	92	-
1.15%	685	203	259	-	41	-	61	-
1.2%	4,047	2,656	2,239	-	917	2,202	2,351	-
1.25%	415	182	374	-	103	238	210	-
1.3%	221	41	79	7,861	-	19,750	-	15,563
1.35%	1,746	189	339	-	20	349	399	-
1.4%	1,406	49	486	-	268	14	259	-
1.45%	2,459	849	1,506	-	413	1,484	1,610	-
1.5%	134	88	38	-	28	250	32	-
1.55%	-	-	-	-	-	-	-	-
1.6%	36	-	4	-	4	-	20	-
1.65%	129	-	31	-	-	-	-	-
1.7%	-	-	-	-	-	-	-	-
1.75%	11	-	-	-	-	-	-	-
1.8%	-	-	-	-	-	-	-	-
1.9%	2	-	4	-	-	16	-	-
2.05%	-	-	-	-	-	-	-	-

	$21,818	$9,327	$8,697	$7,861	$3,091	$28,407	$5,918	$15,563

	SGI	WFMCGZ	DBF	WPGF	BF	JABR	JAIGR	JAWGR

0.95%	$166	$1,232	$-	$-	$56	$2,388	$-	$264
1%	-	-	-	-	-	35	-	12
1.05%	-	-	-	-	-	-	-	-
1.1%	-	26	-	-	45	19	-	84
1.15%	-	71	-	-	47	401	-	-
1.2%	870	667	-	-	124	1,691	170	503
1.25%	-	173	-	-	9	392	60	84
1.3%	-	-	1,423	5,841	245	58	14	-
1.35%	9	118	-	-	-	501	2	89
1.4%	11	30	-	-	-	209	-	21
1.45%	47	878	-	-	79	492	27	284
1.5%	4	18	-	-	-	197	-	2
1.55%	-	-	-	-	-	-	-	-
1.6%	43	-	-	-	13	-	-	-
1.65%	-	-	-	-	-	45	-	19
1.7%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.8%	-	-	-	-	-	-	-	-
1.9%	-	-	-	-	-	-	-	2
2.05%	-	-	-	-	-	-	-	-

	$1,150	$3,213	$1,423	$5,841	$618	$6,428	$273	$1,364

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

NVOA

0.95%	$231
1%	13
1.05%	-
1.1%	192
1.15%	-
1.2%	171
1.25%	13
1.3%	-
1.35%	7
1.4%	-
1.45%	102
1.5%	18
1.55%	-
1.6%	77
1.65%	-
1.7%	-
1.75%	-
1.8%	-
1.9%	-
2.05%	-

$824

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company. Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2009 and 2008, total transfers to the Account from the fixed account were $377,977 and $823,531, respectively, and total transfers from the Account to the fixed account were $2,164,583 and $2,512,727, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $504,776 and $16,276 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2009 and 2008, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

(4) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name in note 1(b) and in more detail in the applicable product prospectus.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy. The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$207,995,359	$18,786,875	0	$226,782,234

Accounts Receivable of $17,514 are measured at settlement value which approximates the fair value due to the short-term nature of such assets.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and sales of Investments for the year ended December 31, 2009 are as follows:

	Purchases of Investments	Sales of Investments
Aberdeen Small Cap Fund - Class A (PRSCA)	$127,847	$679,292
Global Fixed Income Fund - Institutional Service Class (ADGFIS)	925,472	17,623
Income & Growth Fund - Class A (ACIGA)	118,080	275,158
Mid-Cap Core Fund - Common Class (WPEG)	73,788	192,916
High-Yield Opportunities Fund - Institutional Class (DWHYOI)	625,305	44,487
Asset Manager 50% (FAM)	105,462	285,821
Janus Balanced Fund - Class S (JBS)	1,107,419	81,482
Janus Fund Class - J Shares (JF)	124,864	681,375
Janus Overseas Fund - Class S (JOS)	178,574	15,592
Janus Twenty Fund - Class J (JTF)	611,870	2,437,854
Janus Worldwide Fund - Class J (JWF)	26,932	532,451
Janus Worldwide Fund - Class S (JWS)	252,225	30,713
U.S. Small-Mid Cap Equity Portfolio - Open Shares (LSC)	195,258	512,819
MFS Strategic Income Fund - Class A (MSI)	407,192	228,869
Bond Fund - Class D (NBF)	362,496	323,817
Bond Index Fund - Class A (NBIXA)	118,373	111,412
Fund - Class D (NF)	126,533	302,548
Government Bond Fund - Class D (NGBF)	1,267,327	1,014,991
Growth Fund - Class D (NGF)	1,024	61,458
International Index Fund - Class A (NIIXA)	421	217
Investor Destinations Aggressive Fund - Service Class (IDAS)	281,787	396,372
Investor Destinations Conservative Fund - Service Class (IDCS)	1,519,366	762,034
Investor Destinations Moderate Fund - Service Class (IDMS)	392,488	1,770,326
Investor Destinations Moderately Aggressive Fund - Service Class (IDMAS)	681,531	736,960
Investor Destinations Moderately Conservative Fund - Service Class (IDMCS)	292,073	607,863
Mid Cap Market Index Fund - Class A (NMCIXA)	114,962	301,909
Money Market Fund - Prime Shares (MMF)	3,181,786	4,638,137
Money Market Fund - Service Class (MMFR)	1,742,817	6,153,230
Nationwide Growth Fund - Class A (NGFA)	37,447	64,658
Nationwide Large Cap Value Fund - Class A (PRLVA)	146,599	593,742
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	397,585	261,961
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	291,888	132,636
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	682,660	432,779
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	513,987	446,367
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	157,350	143,154
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)	23,656	35,000
S&P 500 Index Fund - Service Class (NIXR)	314,457	665,167
Small Cap Index Fund - Class A (NSCIXA)	119,614	385,781
Templeton NVIT International Value Fund - Class III (NVTIV3)	131,624	83,294
AIM Small Cap Growth Fund - Investor Class (ASCGI)	55,696	33,326
Basic Balanced Fund - Investor Class (ABBLI)	43,844	10,589
Dynamics Fund - Investor Class (IDF)	181,944	478,334
American Century International Growth Fund - Class A (TCIGA)	567	33,210
American Century International Growth Fund - Investor Class (TCIGR)	6,815	60,430
Growth Fund - Investor Class (TCG)	286,942	951,951
Income & Growth Fund - Investor Class (IGF)	183,985	507,075
Short-Term Government Fund - Investor Class (BSTG)	730,257	696,441
Ultra(R) Fund - Investor Class (TCUL)	118,962	1,310,942
VP International Fund - Class IV (ACVI4)	183,263	632,630
Appreciation Fund, Inc. (DAF)	226,148	587,453
Balanced Opportunity Fund - Class Z (DPBOZ)	51,552	195,050
Dreyfus S&P 500 Index Fund (DSPI)	466,614	1,115,409
Emerging Leaders Fund (DEL)	14	262
Intermediate Term Income Fund - Class A (DPITIA)	144,103	339,722
Third Century Fund, Inc. - Class Z (DTC)	20,006	54,987
Equity Income Fund - Class I (EIG)	118,471	229,841
Bond Fund - Class F Shares (FBDF)	272,987	438,957
Equity Income Fund, Inc. - Class F Shares (FEQIF)	24,702	10,120
High Yield Trust (FHYT)	3,520,608	993,642

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

Intermediate Corporate Bond Fund - Institutional Service Shares (FIIF)		321,813	238,728
Advisor Balanced Fund - Class A (FABA)		9,982	95,958
Advisor Balanced Fund - Class T (FAB)		86,507	73,035
Advisor Equity Growth Fund - Class A (FAEGA)		63,501	198,263
Advisor Equity Income Fund - Class A (FAEIA)		260,162	568,783
Advisor Equity Income Fund - Class T (FAEI)		126,504	758,686
Advisor Growth Opportunities Fund - Class A (FAGOA)		82,522	199,347
Advisor Growth Opportunities Fund - Class T (FAGO)		103,314	333,394
Advisor High Income Advantage Fund - Class T (FAHY)		102,091	400,313
Advisor Overseas Fund - Class A (FAOA)		170	3,390
Capital & Income Fund (FCI)		28,959	20,441
Equity-Income Fund (FEI)		265,994	1,026,067
High Income Portfolio - Initial Class (FHIP)		1,742	352
Magellan Fund (FMG)		290,626	1,631,975
Puritan Fund (FPR)		254,956	738,353
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)		307,453	809,422
Balance Sheet Investment Fund - Class A (FRBSI)		235,483	961,464
Foreign Fund - Class A (TFF)		27,152	1,377,924
Mutual Series Funds - Mutual Shares Fund - Class A (TMSF)		333,938	1,439,652
Small-Mid Cap Growth Fund - Class A (FSCG)		133,253	436,190
Templeton Foreign Securities Fund - Class 3 (TIF3)		561,264	737,915
Genesis Fund - Trust Class (NBGST)		319,475	2,448,722
Guardian Fund - Investor Class (NBGF)		39,201	407,655
Guardian Fund - Trust Class (NBGT)		2,056	19,128
Partners Fund - Investor Class (PF)		281,289	547,554
Partners Fund - Trust Class (NBPT)		3,843	55,355
Short Duration Bond Fund - Investor Class (NLMB)		236,413	386,617
Socially Responsive Fund - Trust Class (NBSRT)		103,860	273,891
Champion Income Fund - Class A (OCHI)		71,968	275,511
Global Securities Fund/VA - Class 4 (OVGS4)		695,331	1,300,773
Oppenheimer Capital Appreciation Fund - Class A (OCAF)		280,313	473,530
Oppenheimer Global Fund - Class A (OGF)		30,302	867,953
Oppenheimer Strategic Income Fund - Class A (OSI)		335,485	160,432
PIMCO Total Return Fund - Class A (PMTRA)		1,434,606	1,706,999
Putnam International Equity Fund - Class A (PUIGA)		87	65
Voyager Fund - Class A (PVF)		241,715	164,354
Van Kampen Growth and Income Fund - Class A (VKGIA)		276,026	679,651
Van Kampen Mid Cap Growth Fund - Class A (VKGA)		197,356	615,161
Van Kampen Real Estate Securities Fund - Class A (VKRES)		474,968	1,430,842
Virtus Balanced Fund - Class A (PBF)		64,330	59,133
Advisors Small Cap Fund - Class A (WRASCA)		166,734	236,208
Advantage Funds(R) - Common Stock Fund - Investor Class (SCS)		137,817	893,700
Advantage Funds(R) - Growth Fund - Investor Class (SGR)		79,961	210,114
Advantage Funds(R) - Large Cap Growth Fund - Investor Class (STR)		129,220	76,479
Advantage Funds(R) - Large Company Core Fund - Investor Class (SGI)		13,248	48,742
Advantage Funds(R) - Mid Cap Growth Fund - Investor Class (WFMCGZ)		164,196	267,138
Delchester Fund - Institutional Class (obsolete) (DBF)		172,662	691,102
Global Fixed Income Fund - Common Class (obsolete) (WPGF)		93,953	1,020,740
J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)		67,799	289,479
Janus Adviser Series - Balanced Fund - Class S (obsolete) (JABR)		154,598	1,607,816
Janus Adviser Series - International Growth Fund - Class S (obsolete) (JAIGR)		161	43,823
Janus Adviser Series - Worldwide Fund - Class S (obsolete) (JAWGR)		18,869	326,006
Value Opportunities Fund - Class A (obsolete) (NVOA)		5,286	247,971
	Total	$34,308,133	$65,004,932

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2009. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
Aberdeen Small Cap Fund - Class A (PRSCA)
2009	0.95%	to	1.50%	103,567	$15.58	to	14.76	$1,836,852	0.00%	36.22%	to	35.47%
2008	0.95%	to	1.50%	115,944	11.44	to	10.9	1,507,368	0.29%	-45.4%	to	-45.71%
2007	0.95%	to	1.65%	158,170	20.95	to	19.84	3,800,681	0.62%	-6.94%	to	-7.6%
2006	0.95%	to	1.65%	216,630	22.51	to	21.47	5,654,710	0.19%	27.94%	to	27.03%
2005	0.95%	to	1.65%	229,634	17.59	to	16.9	4,645,571	0.00%	21.35%	to	20.5%
Global Fixed Income Fund - Institutional Service Class (ADGFIS)
2009	1.30%			89,576	10.55			945,003	1.40%	5.5%
Income & Growth Fund - Class A (ACIGA)
2009	0.95%	to	1.90%	185,704	8.18	to	7.45	1,483,938	1.97%	16.46%	to	15.35%
2008	0.95%	to	1.90%	193,769	7.02	to	6.46	1,333,084	1.41%	-35.43%	to	-36.05%
2007	0.95%	to	1.90%	236,674	10.88	to	10.1	2,530,492	1.28%	-1.49%	to	-2.44%
2006	0.95%	to	1.90%	246,562	11.04	to	10.36	2,684,228	1.54%	15.76%	to	14.65%
2005	0.95%	to	1.90%	283,932	9.54	to	9.03	2,679,433	1.70%	3.54%	to	2.55%
Mid-Cap Core Fund - Common Class (WPEG)
2009	1.30%			108,609	14.06			1,527,404	0.76%	33.8%
2008	1.30%			118,749	10.51			1,248,174	0.72%	-38.99%
2007	1.30%			158,338	17.23			2,727,762	0.00%	10.13%
2006	1.30%			200,167	15.64			3,131,298	0.00%	0.39%
2005	1.30%			243,568	15.58			3,795,283	0.00%	5.52%
High-Yield Opportunities Fund - Institutional Class (DWHYOI)
2009	1.30%			51,698	13.41			693,236	6.31%	34.09%
Asset Manager 50% (FAM)
2009	1.30%			76,622	21.58			1,653,754	2.46%	29.24%
2008	1.30%			84,558	16.7			1,412,125	2.87%	-28.74%
2007	1.30%			96,918	23.44			2,271,357	3.09%	4.94%
2006	1.30%			114,369	22.33			2,554,173	2.83%	7.77%
2005	1.30%			155,360	20.72			3,219,428	2.23%	2.68%
Janus Balanced Fund - Class S (JBS)
2009	0.95%	to	1.65%	102,509	11.54	to	11.5	1,182,271	0.65%	15.43%	to	15.03%
Janus Fund Class - J Shares (JF)
2009	0.95%	to	2.05%	315,151	5.92	to	5.31	4,377,228	0.49%	36%	to	34.49%
2008	0.95%	to	2.05%	342,863	4.35	to	3.95	3,522,123	0.58%	-40.41%	to	-41.07%
2007	0.95%	to	2.05%	442,645	7.3	to	6.7	7,474,855	0.50%	14.12%	to	12.85%
2006	0.95%	to	2.05%	516,839	6.4	to	5.94	7,573,724	0.33%	9.54%	to	8.33%
2005	0.95%	to	2.05%	587,461	5.84	to	5.48	7,869,103	0.06%	2.99%	to	1.85%
Janus Overseas Fund - Class S (JOS)
2009	0.95%	to	1.50%	13,953	12.65	to	12.62	176,315	0.47%	26.52%	to	26.17%
Janus Twenty Fund - Class J (JTF)
2009	0.95%	to	1.90%	631,933	7.32	to	6.67	17,300,779	0.00%	41.91%	to	40.55%
2008	0.95%	to	1.90%	702,689	5.16	to	4.74	13,313,774	0.01%	-42.52%	to	-43.08%
2007	0.95%	to	1.90%	763,202	8.98	to	8.34	26,571,915	0.21%	34.64%	to	33.35%
2006	0.95%	to	1.90%	878,681	6.67	to	6.25	22,841,154	0.57%	11.23%	to	10.17%
2005	0.95%	to	1.90%	1,016,777	5.99	to	5.67	23,689,667	0.20%	8.38%	to	7.35%
Janus Worldwide Fund - Class J (JWF)
2009	0.95%	to	1.45%	186,615	5.58	to	5.31	2,543,389	1.21%	36.37%	to	35.68%
2008	0.95%	to	1.45%	211,026	4.09	to	3.91	2,121,683	0.80%	-45.54%	to	-45.82%
2007	0.95%	to	1.45%	284,148	7.51	to	7.22	5,184,712	0.50%	8.19%	to	7.64%
2006	0.95%	to	1.50%	340,387	6.94	to	6.69	5,786,091	1.20%	16.78%	to	16.14%
2005	0.95%	to	1.50%	435,577	5.94	to	5.76	6,381,844	1.03%	4.84%	to	4.26%

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**	Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
Janus Worldwide Fund - Class S (JWS)
2009	0.95% to 1.90%	22,694	$12.09	to	12.04	$274,116	0.29%	20.94%	to	20.37%
U.S. Small-Mid Cap Equity Portfolio - Open Shares (LSC)
2009	0.95% to 1.90%	105,658	17.44	to	15.89	1,967,783	0.00%	53.49%	to	52.02%
2008	0.95% to 1.90%	110,931	11.36	to	10.45	1,350,395	0.00%	-35.35%	to	-35.98%
2007	0.95% to 1.90%	118,811	17.58	to	16.33	2,240,523	0.00%	-7.49%	to	-8.39%
2006	0.95% to 1.90%	139,652	19	to	17.82	2,859,414	0.00%	15.66%	to	14.56%
2005	0.95% to 1.90%	164,638	16.43	to	15.56	2,918,919	0.00%	2.94%	to	1.96%
MFS Strategic Income Fund - Class A (MSI)
2009	1.30%	69,165	15.02			1,038,632	6.21%	23.35%
2008	1.30%	56,765	12.17			691,060	7.47%	-12.96%
2007	1.30%	62,675	13.99			876,658	5.73%	2.23%
2006	1.30%	66,662	13.68			912,120	6.00%	5.44%
2005	1.30%	78,799	12.98			1,022,538	6.04%	0.76%
Bond Fund - Class D (NBF)
2009	0.95% to 2.05%	31,453	16.46	to	14.78	1,432,899	5.56%	14.86%	to	13.59%
2008	0.95% to 2.05%	29,775	14.33	to	13.01	1,245,419	4.97%	-5.53%	to	-6.58%
2007	0.95% to 2.05%	34,015	15.17	to	13.93	1,447,779	4.82%	5.09%	to	3.92%
2006	0.95% to 2.05%	47,041	14.44	to	13.4	1,773,410	4.76%	3.41%	to	2.26%
2005	0.95% to 2.05%	58,803	13.96	to	13.1	2,039,001	4.44%	2.15%	to	1.02%
Bond Index Fund - Class A (NBIXA)
2009	0.95% to 1.65%	23,438	14.91	to	13.96	339,699	4.07%	4%	to	3.27%
2008	0.95% to 1.65%	23,594	14.34	to	13.52	329,974	4.43%	3.46%	to	2.73%
2007	0.95% to 1.65%	23,942	13.86	to	13.16	324,184	4.52%	5.3%	to	4.55%
2006	0.95% to 1.65%	22,784	13.16	to	12.59	294,326	4.03%	2.76%	to	2.04%
2005	0.95% to 1.65%	21,251	12.81	to	12.34	268,493	3.76%	0.9%	to	0.19%
Fund - Class D (NF)
2009	0.95% to 1.65%	51,653	8.66	to	8.09	2,707,092	1.18%	24.62%	to	23.74%
2008	0.95% to 1.65%	51,448	6.95	to	6.54	2,250,187	1.44%	-42.07%	to	-42.48%
2007	0.95% to 1.65%	61,692	12	to	11.37	4,648,533	1.05%	6.88%	to	6.12%
2006	0.95% to 1.65%	63,919	11.23	to	10.71	5,148,271	1.08%	12.77%	to	11.97%
2005	0.95% to 1.65%	81,825	9.96	to	9.57	5,534,419	0.82%	6.34%	to	5.6%
Government Bond Fund - Class D (NGBF)
2009	0.95% to 1.90%	244,555	16.36	to	14.91	4,180,833	3.73%	2.47%	to	1.49%
2008	0.95% to 1.90%	240,841	15.97	to	14.69	4,052,977	4.16%	6.96%	to	5.94%
2007	0.95% to 1.90%	234,956	14.93	to	13.87	3,709,572	4.19%	6.71%	to	5.68%
2006	0.95% to 1.90%	281,627	13.99	to	13.12	4,181,154	4.15%	2.87%	to	1.89%
2005	0.95% to 1.90%	332,211	13.6	to	12.88	4,825,019	3.93%	1.8%	to	0.83%
Growth Fund - Class D (NGF)
2009	0.95% to 1.45%	13,029	5.54	to	5.27	387,412	0.30%	31.89%	to	31.22%
2008	0.95% to 1.45%	14,627	4.2	to	4.02	347,429	0.35%	-39.29%	to	-39.59%
2007	0.95% to 1.45%	18,612	6.91	to	6.65	713,883	0.27%	18.46%	to	17.86%
2006	0.95% to 1.45%	22,617	5.84	to	5.64	870,952	0.00%	5.3%	to	4.77%
2005	0.95% to 1.45%	39,806	5.54	to	5.39	1,179,396	0.12%	5.54%	to	5.01%

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**	Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
International Index Fund - Class A (NIIXA)
2009	1.10% to 1.90%	1,611	$10.58	to	9.81	$16,826	2.89%	27.29%	to	26.26%
2008	1.10% to 1.90%	1,612	8.31	to	7.77	13,236	3.10%	-43.05%	to	-43.51%
2007	1.10% to 1.90%	1,690	14.59	to	13.75	24,400	2.43%	8.94%	to	8.05%
2006	1.10% to 1.90%	1,781	13.39	to	12.73	23,622	2.31%	24.26%	to	23.25%
2005	1.10% to 1.90%	1,811	10.78	to	10.33	19,359	1.54%	12.27%	to	11.37%
Investor Destinations Aggressive Fund - Service Class (IDAS)
2009	0.95% to 1.65%	166,944	10.12	to	9.47	1,646,518	1.86%	26.06%	to	25.17%
2008	0.95% to 1.65%	170,493	8.02	to	7.57	1,341,167	1.97%	-37.37%	to	-37.82%
2007	0.95% to 1.65%	167,063	12.81	to	12.17	2,107,296	2.98%	4.88%	to	4.13%
2006	0.95% to 1.65%	149,364	12.22	to	11.69	1,800,016	1.14%	15.72%	to	14.9%
2005	0.95% to 1.65%	124,879	10.56	to	10.17	1,304,515	2.02%	6.82%	to	6.07%
Investor Destinations Conservative Fund - Service Class (IDCS)
2009	0.95% to 1.60%	212,475	12.56	to	11.82	2,640,623	2.57%	7.78%	to	7.07%
2008	0.95% to 1.60%	148,614	11.66	to	11.04	1,708,765	2.84%	-7.07%	to	-7.68%
2007	0.95% to 1.55%	181,530	12.54	to	12	2,260,989	3.87%	4.34%	to	3.7%
2006	0.95% to 1.55%	171,840	12.02	to	11.57	2,043,840	2.97%	5.11%	to	4.47%
2005	0.95% to 1.55%	144,727	11.44	to	11.08	1,640,306	2.64%	2.22%	to	1.6%
Investor Destinations Moderate Fund - Service Class (IDMS)
2009	0.95% to 1.90%	481,308	11.43	to	10.46	5,384,082	2.24%	17.94%	to	16.81%
2008	0.95% to 1.90%	589,087	9.69	to	8.95	5,605,638	2.47%	-23.9%	to	-24.63%
2007	0.95% to 1.90%	629,646	12.74	to	11.88	7,897,722	3.60%	4.55%	to	3.55%
2006	0.95% to 1.90%	778,859	12.18	to	11.47	9,384,597	1.88%	10.33%	to	9.28%
2005	0.95% to 1.90%	685,861	11.04	to	10.5	7,507,153	2.55%	4.4%	to	3.41%
Investor Destinations Moderately Aggressive Fund - Service Class (IDMAS)
2009	0.95% to 1.90%	378,369	10.81	to	9.89	3,994,416	2.10%	23.09%	to	21.91%
2008	0.95% to 1.90%	376,422	8.78	to	8.11	3,238,223	2.24%	-31.96%	to	-32.62%
2007	0.95% to 1.90%	373,509	12.91	to	12.04	4,736,061	3.19%	5.16%	to	4.15%
2006	0.95% to 1.90%	317,275	12.28	to	11.56	3,833,765	1.44%	13.36%	to	12.27%
2005	0.95% to 1.90%	280,453	10.83	to	10.3	2,998,826	2.31%	6.02%	to	5.01%
Investor Destinations Moderately Conservative Fund - Service Class (IDMCS)
2009	0.95% to 1.60%	127,996	12.19	to	11.47	1,528,543	2.39%	13.23%	to	12.49%
2008	0.95% to 1.60%	148,381	10.77	to	10.2	1,568,784	2.71%	-15.8%	to	-16.35%
2007	0.95% to 1.65%	197,681	12.79	to	12.15	2,496,673	3.58%	4.78%	to	4.03%
2006	0.95% to 1.65%	209,987	12.21	to	11.68	2,535,819	2.46%	7.47%	to	6.71%
2005	0.95% to 1.65%	169,351	11.36	to	10.94	1,906,350	2.75%	3.41%	to	2.69%
Mid Cap Market Index Fund - Class A (NMCIXA)
2009	0.95% to 1.75%	72,630	13.18	to	12.22	937,685	0.87%	35.23%	to	34.14%
2008	0.95% to 1.90%	79,224	9.74	to	9	758,642	0.77%	-37.33%	to	-37.93%
2007	0.95% to 2.10%	101,347	15.54	to	14.28	1,554,704	1.21%	6.22%	to	4.98%
2006	0.95% to 2.10%	114,194	14.63	to	13.61	1,653,775	1.27%	8.54%	to	7.28%
2005	0.95% to 1.90%	73,263	13.48	to	12.82	977,790	0.93%	10.76%	to	9.71%
Money Market Fund - Prime Shares (MMF)
2009	1.30%	388,450	24.69	to	31.28	9,605,483	0.02%	-1.28%
2008	1.30%	441,677	25.01	to	31.69	11,061,920	2.09%	0.76%
2007	1.30%	441,241	31.45			10,974,601	4.69%	3.48%
2006	1.30%	446,136	23.98	to	30.39	10,726,969	4.53%	3.2%
2005	1.30%	393,056	23.24	to	29.45	9,165,672	2.89%	1.38%

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
Money Market Fund - Service Class (MMFR)
2009	0.95%	to	1.90%	481,353	$11.46	to	10.44	$5,404,293	0.01%	-0.95%	to	-1.9%
2008	0.95%	to	1.90%	858,237	11.57	to	10.64	9,814,845	1.95%	1.03%	to	0.07%
2007	0.95%	to	1.90%	716,972	11.45	to	10.64	8,125,799	4.38%	3.75%	to	2.75%
2006	0.95%	to	1.90%	640,190	11.04	to	10.35	6,997,751	4.18%	3.39%	to	2.4%
2005	0.95%	to	2.25%	449,909	10.68	to	9.59	4,750,529	3.77%	1.6%	to	0.27%
Nationwide Growth Fund - Class A (NGFA)
2009	0.95%	to	1.45%	34,957	11.26	to	10.92	386,496	0.11%	31.33%	to	30.67%
2008	0.95%	to	1.45%	36,305	8.58	to	8.36	306,674	0.16%	-39.45%	to	-39.75%
2007	0.95%	to	1.45%	38,025	14.16	to	13.88	532,049	0.24%	18.14%	to	17.54%
2006	0.95%	to	1.45%	35,920	11.99	to	11.81	426,705	0.00%	5%	to	4.47%
2005	0.95%	to	1.45%	59,143	11.42	to	11.3	671,279	0.04%	5.11%	to	4.58%
Nationwide Large Cap Value Fund - Class A (PRLVA)
2009	0.95%	to	1.65%	122,770	12.45	to	11.62	1,463,405	1.25%	17.39%	to	16.56%
2008	0.95%	to	1.65%	138,197	10.6	to	9.97	1,413,338	1.47%	-34.78%	to	-35.24%
2007	0.95%	to	1.65%	163,103	16.26	to	15.4	2,562,249	1.00%	-3.44%	to	-4.13%
2006	0.95%	to	1.65%	189,451	16.84	to	16.06	3,086,672	1.12%	19.89%	to	19.05%
2005	0.95%	to	1.65%	149,960	13.99	to	13.44	2,032,432	1.06%	6.26%	to	5.51%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2009	1.30%			127,979	11.22			1,435,666	1.06%	25.55%
2008	1.30%			105,894	8.93			946,155	2.15%	-37.67%
2007	1.30%			88,936	14.33			1,274,798	1.92%	4.57%
2006	1.30%			71,501	13.71			980,064	2.08%	15.35%
2005	1.30%			23,675	11.88			281,322	2.43%	6.53%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2009	1.30%			26,698	11.47			306,349	1.81%	7.67%
2008	1.30%			11,637	10.66			124,022	3.40%	-7.24%
2007	1.30%			9,730	11.49			111,797	3.81%	4%
2006	1.30%			4,408	11.05			48,698	3.09%	4.79%
2005	1.30%			2,998	10.54			31,608	2.10%	1.97%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2009	0.95%	to	1.60%	151,279	11.96	to	11.9	1,737,400	1.52%	19.58%	to	19.04%
2008	1.30%			118,611	9.73			1,153,663	2.78%	-24.19%
2007	1.30%			117,113	12.83			1,502,660	2.86%	4.28%
2006	1.30%			91,583	12.3			1,126,874	2.61%	9.91%
2005	1.30%			81,006	11.2			906,866	2.44%	3.98%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2009	1.30%			190,707	11.45			2,182,798	1.31%	22.78%
2008	1.30%			176,763	9.32			1,647,885	2.48%	-32.28%
2007	1.30%			154,475	13.77			2,126,683	2.16%	4.76%
2006	1.30%			172,773	13.14			2,270,454	2.35%	13.06%
2005	1.30%			83,390	11.62			969,300	2.06%	5.68%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2009	1.30%			42,401	11.55			489,770	1.72%	13.07%
2008	1.30%			39,270	10.22			401,164	3.27%	-16.15%
2007	1.30%			18,241	12.18			222,229	3.27%	4.48%
2006	1.30%			13,164	11.66			153,505	2.63%	7.02%
2005	1.30%			7,929	10.9			86,397	2.76%	3.13%
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2009	1.00%	to	1.45%	5,179	8.2	to	8.14	42,321	1.08%	34.75%	to	34.13%
2008	1.00%	to	1.30%	5,488	6.08	to	6.07	33,359	0.00%	-39.17%	to	-39.29%*

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
S&P 500 Index Fund - Service Class (NIXR)
2009	0.95%	to	2.05%	286,683	$7.79	to	6.99	$2,307,596	1.95%	24.77%	to	23.38%
2008	0.95%	to	2.05%	316,384	6.25	to	5.67	2,031,180	1.61%	-38.05%	to	-38.74%
2007	0.95%	to	2.05%	371,525	10.08	to	9.25	3,878,814	1.41%	3.76%	to	2.6%
2006	0.95%	to	2.25%	429,809	9.72	to	10.48	4,275,167	1.34%	14.06%	to	12.57%
2005	0.95%	to	2.25%	460,212	8.52	to	9.31	4,044,529	1.24%	3.26%	to	1.9%
Small Cap Index Fund - Class A (NSCIXA)
2009	0.95%	to	1.65%	56,625	11.9	to	11.14	659,475	0.71%	25.14%	to	24.25%
2008	0.95%	to	1.65%	68,434	9.51	to	8.97	639,017	0.70%	-34.7%	to	-35.17%
2007	0.95%	to	1.65%	70,511	14.56	to	13.83	1,011,989	1.25%	-3.35%	to	-4.04%
2006	0.95%	to	1.65%	97,827	15.06	to	14.41	1,458,075	1.37%	16.09%	to	15.27%
2005	0.95%	to	1.65%	61,125	12.98	to	12.5	785,085	0.80%	3.35%	to	2.62%
Templeton NVIT International Value Fund - Class III (NVTIV3)
2009	1.20%	to	1.45%	4,132	12.93	to	12.91	53,391	1.28%	29.3%	to	29.08%
AIM Small Cap Growth Fund - Investor Class (ASCGI)
2009	0.95%	to	1.65%	44,299	9.11	to	8.87	400,977	0.00%	33.17%	to	32.23%
2008	0.95%	to	1.65%	39,233	6.84	to	6.71	267,042	0.00%	-39.33%	to	-39.76%
2007	0.95%	to	1.65%	44,612	11.28	to	11.14	501,565	0.00%	10.32%	to	9.54%
2006	0.95%	to	1.60%	46,426	10.22	to	10.18	474,066	0.00%	2.24%	to	1.75%*
Basic Balanced Fund - Investor Class (ABBLI)
2009	0.95%	to	2.05%	14,367	9.27	to	8.82	131,483	1.90%	33.47%	to	31.98%
2008	0.95%	to	2.05%	9,970	6.94	to	6.68	68,314	3.27%	-39.3%	to	-39.98%
2007	0.95%	to	2.05%	14,079	11.44	to	11.13	159,689	2.45%	1.48%	to	0.34%
2006	0.95%	to	2.05%	20,074	11.27	to	11.09	225,370	2.21%	9.62%	to	8.4%
2005	0.95%	to	2.05%	29,943	10.28	to	10.23	307,515	1.83%	2.82%	to	2.3%*
Dynamics Fund - Investor Class (IDF)
2009	0.95%	to	1.65%	414,502	6.01	to	5.61	3,660,750	0.00%	41.51%	to	40.51%
2008	0.95%	to	1.65%	466,348	4.25	to	3.99	2,857,187	0.00%	-47.57%	to	-47.94%
2007	0.95%	to	1.65%	581,092	8.1	to	7.67	6,784,597	0.00%	11.27%	to	10.48%
2006	0.95%	to	1.65%	618,013	7.28	to	6.94	6,513,896	0.00%	15.43%	to	14.61%
2005	0.95%	to	1.70%	672,720	6.3	to	6.04	6,094,108	0.00%	9.32%	to	8.49%
American Century International Growth Fund - Class A (TCIGA)
2009	0.95%	to	1.50%	12,624	8.14	to	7.71	100,366	0.61%	32.46%	to	31.73%
2008	0.95%	to	1.50%	17,553	6.14	to	5.85	105,827	0.92%	-45.88%	to	-46.19%
2007	0.95%	to	1.50%	28,857	11.35	to	10.88	323,828	0.33%	15.78%	to	15.14%
2006	0.95%	to	1.50%	34,049	9.81	to	9.45	330,497	0.48%	23.53%	to	22.85%
2005	0.95%	to	1.50%	42,287	7.94	to	7.69	332,738	1.49%	11.99%	to	11.37%
American Century International Growth Fund - Investor Class (TCIGR)
2009	1.30%			35,850	23.24			833,179	0.96%	32.28%
2008	1.30%			38,918	17.57			683,752	1.23%	-45.93%
2007	1.30%			47,089	32.49			1,529,948	0.55%	15.73%
2006	1.30%			58,486	28.07			1,641,978	0.72%	23.38%
2005	1.30%			73,235	22.75			1,666,429	1.64%	11.87%
Growth Fund - Investor Class (TCG)
2009	0.95%	to	1.50%	189,765	6.84	to	6.48	5,481,556	0.29%	34.19%	to	33.45%
2008	0.95%	to	1.50%	201,215	5.1	to	4.86	4,427,698	0.35%	-38.44%	to	-38.78%
2007	0.95%	to	1.50%	179,759	8.28	to	7.94	7,896,699	0.13%	17.85%	to	17.19%
2006	0.95%	to	1.50%	221,404	7.03	to	6.77	8,016,547	0.07%	6.92%	to	6.33%
2005	0.95%	to	1.50%	218,579	6.57	to	6.37	8,245,172	0.40%	3.85%	to	3.27%

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
Income & Growth Fund - Investor Class (IGF)
2009	1.30%			175,496	$16.45			$2,886,200	2.22%	16.39%
2008	1.30%			191,548	14.13			2,706,645	1.61%	-35.53%
2007	1.30%			253,051	21.92			5,546,451	1.47%	-1.6%
2006	1.30%			302,858	22.27			6,745,819	1.80%	15.66%
2005	1.30%			357,908	19.26			6,892,875	1.88%	3.43%
Short-Term Government Fund - Investor Class (BSTG)
2009	0.95%	to	1.90%	136,216	13.47	to	12.27	2,521,535	1.84%	1.72%	to	0.74%
2008	0.95%	to	1.90%	132,980	13.24	to	12.18	2,492,848	3.48%	3.74%	to	2.74%
2007	0.95%	to	1.90%	140,799	12.77	to	11.86	2,560,887	4.57%	5.35%	to	4.34%
2006	0.95%	to	1.90%	158,143	12.12	to	11.36	2,733,820	4.22%	3.02%	to	2.03%
2005	0.95%	to	1.90%	169,897	11.76	to	11.14	2,899,210	3.08%	0.7%	to	-0.26%
Ultra(R) Fund - Investor Class (TCUL)
2009	0.95%	to	1.65%	467,772	6.38	to	5.95	6,451,550	0.52%	34.07%	to	33.13%
2008	0.95%	to	1.65%	532,419	4.76	to	4.47	5,467,158	0.35%	-42.29%	to	-42.7%
2007	0.95%	to	1.85%	630,015	8.24	to	7.68	11,452,579	0.00%	20.66%	to	19.56%
2006	0.95%	to	2.25%	791,122	6.83	to	8.66	12,041,818	0.00%	-4.2%	to	-5.45%
2005	0.95%	to	2.25%	1,011,426	7.13	to	9.16	16,072,947	0.12%	1.15%	to	-0.17%
VP International Fund - Class IV (ACVI4)
2009	0.95%	to	1.65%	145,746	13.17	to	12.65	1,885,079	2.03%	32.36%	to	31.42%
2008	0.95%	to	1.65%	166,730	9.95	to	9.62	1,636,083	0.64%	-45.47%	to	-45.86%
2007	0.95%	to	1.90%	211,966	18.24	to	17.61	3,823,715	0.50%	16.77%	to	15.65%
2006	0.95%	to	1.90%	142,961	15.62	to	15.23	2,215,512	1.04%	23.68%	to	22.5%
2005	0.95%	to	1.90%	50,510	12.63	to	12.43	634,500	0.68%	11.9%	to	10.83%
Appreciation Fund, Inc. (DAF)
2009	0.95%	to	1.90%	252,934	9.1	to	8.29	2,619,402	2.05%	19.86%	to	18.71%
2008	0.95%	to	1.90%	281,538	7.59	to	6.98	2,425,499	1.69%	-33.01%	to	-33.66%
2007	0.95%	to	1.90%	338,727	11.33	to	10.52	4,412,754	1.28%	5.53%	to	4.51%
2006	0.95%	to	1.90%	405,513	10.74	to	10.07	5,045,604	1.32%	15.16%	to	14.06%
2005	0.95%	to	1.90%	501,974	9.32	to	8.83	5,380,498	1.37%	3.15%	to	2.17%
Balanced Opportunity Fund - Class Z (DPBOZ)
2009	0.95%	to	1.60%	109,528	9.67	to	9.35	1,041,825	1.86%	20.86%	to	20.07%
2008	0.95%	to	1.60%	119,594	8	to	7.79	944,349	2.23%	-28.49%	to	-28.96%
2007	0.95%	to	1.60%	164,480	11.18	to	10.96	1,822,757	2.11%	4.11%	to	3.42%
2006	0.95%	to	1.60%	176,376	10.74	to	10.6	1,883,248	1.70%	8.49%	to	7.78%
2005	0.95%	to	1.60%	197,213	9.9	to	9.83	1,946,577	1.56%	-2.26%	to	-2.9%
Dreyfus S&P 500 Index Fund (DSPI)
2009	1.30%			359,565	26.17			9,409,875	1.85%	24.4%
2008	1.30%			390,208	21.04			8,208,950	1.75%	-38.1%
2007	1.30%			472,197	33.98			16,047,578	1.49%	3.65%
2006	1.30%			560,996	32.79			18,393,389	1.35%	13.74%
2005	1.30%			624,278	28.83			17,995,137	1.28%	3.07%
Emerging Leaders Fund (DEL)
2009	1.20%	to	1.25%	1,006	8.13	to	8.09	8,159	0.21%	20.37%	to	20.31%
2008	1.20%	to	1.25%	1,006	6.75	to	6.72	6,779	0.31%	-40.12%	to	-40.15%
2007	1.20%	to	1.25%	1,006	11.27	to	11.23	11,325	0.00%	-12.01%	to	-12.05%
2006	0.95%	to	1.25%	1,754	13.03	to	12.77	22,618	0.00%	6.05%	to	5.73%
2005	0.95%	to	1.25%	7,031	12.29	to	12.08	85,268	0.00%	8.14%	to	7.81%
Intermediate Term Income Fund - Class A (DPITIA)
2009	1.30%			148,448	10.7			1,588,436	4.80%	15.58%
2008	1.30%			171,020	9.26			1,583,323	3.07%	-7.42%*

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
Third Century Fund, Inc. - Class Z (DTC)
2009	0.95%	to	1.50%	44,065	$6.06	to 5.74	$618,308	0.91%	32.03%	to	31.3%
2008	0.95%	to	1.50%	46,872	4.59	to 4.37	503,854	0.34%	-34.92%	to	-35.29%
2007	0.95%	to	1.85%	54,512	7.05	to 6.58	882,684	0.43%	6.53%	to	5.56%
2006	0.95%	to	1.85%	58,550	6.62	to 6.23	906,072	0.00%	7.97%	to	7%
2005	0.95%	to	1.85%	75,308	6.13	to 5.82	1,045,882	0.37%	2.49%	to	1.56%
Equity Income Fund - Class I (EIG)
2009	1.30%			30,885	22.84		705,382	1.27%			24.68%
2008	1.30%			32,482	18.32		594,984	1.63%			-35.63%
2007	1.30%			33,367	28.46		949,513	1.56%			1.65%
2006	1.30%			35,468	27.99		992,926	2.30%			15.54%
2005	1.30%			44,806	24.23		1,085,677	1.56%			2.49%
Bond Fund - Class F Shares (FBDF)
2009	0.95%	to	2.05%	103,439	17.02	to 15.28	1,847,181	6.38%	25.21%	to	23.82%
2008	0.95%	to	2.05%	116,421	13.59	to 12.34	1,665,806	6.34%	-11.2%	to	-12.19%
2007	0.95%	to	2.05%	138,311	15.31	to 14.05	2,225,704	5.31%	4.05%	to	2.89%
2006	0.95%	to	2.05%	139,144	14.71	to 13.66	2,175,503	5.51%	4.82%	to	3.66%
2005	0.95%	to	2.05%	159,931	14.03	to 13.17	2,396,452	5.70%	0.92%	to	-0.2%
Equity Income Fund, Inc. - Class F Shares (FEQIF)
2009	0.95%	to	1.45%	12,993	8.31	to 7.93	105,337	2.96%	14.3%	to	13.73%
2008	0.95%	to	1.45%	10,426	7.27	to 6.97	74,252	2.68%	-30.55%	to	-30.9%
2007	0.95%	to	1.50%	13,221	10.47	to 10.05	136,821	2.30%	0.88%	to	0.32%
2006	0.95%	to	1.50%	17,923	10.38	to 10.02	183,970	2.34%	21.52%	to	20.84%
2005	0.95%	to	1.50%	11,009	8.54	to 8.29	92,867	1.84%	2.04%	to	1.47%
High Yield Trust (FHYT)
2009	0.95%	to	1.90%	343,037	15.02	to 13.68	5,038,389	7.99%	54.05%	to	52.57%
2008	0.95%	to	1.90%	146,497	9.75	to 8.97	1,367,641	8.64%	-28.81%	to	- 29.49%
2007	0.95%	to	1.90%	136,346	13.69	to 12.72	1,793,190	7.65%	2.17%	to	1.18%
2006	0.95%	to	1.90%	194,727	13.4	to 12.57	2,507,604	7.75%	10.16%	to	9.1%
2005	0.95%	to	1.90%	173,763	12.17	to 11.52	2,037,470	7.54%	1.46%	to	0.49%
Intermediate Corporate Bond Fund - Institutional Service Shares (FIIF)
2009	0.95%	to	1.90%	59,189	14.84	to 13.58	863,050	4.79%	15.64%	to	14.53%
2008	0.95%	to	1.90%	53,935	12.83	to 11.85	679,230	5.15%	-8.13%	to	-9.01%
2007	0.95%	to	1.90%	57,926	13.97	to 13.03	797,935	4.98%	4.74%	to	3.73%
2006	0.95%	to	1.90%	54,941	13.34	to 12.56	725,837	4.22%	3.31%	to	2.32%
2005	0.95%	to	1.90%	66,370	12.91	to 12.27	850,195	5.00%	1.09%	to	0.12%
Advisor Balanced Fund - Class A (FABA)
2009	0.95%	to	1.50%	28,453	10.74	to 10.18	299,710	1.99%	26.02%	to	25.32%
2008	0.95%	to	1.50%	35,526	8.52	to 8.12	297,253	1.96%	-32.5%	to	-32.87%
2007	0.95%	to	1.50%	42,101	12.63	to 12.1	523,426	1.78%	7.46%	to	6.86%
2006	0.95%	to	1.50%	48,763	11.75	to 11.32	565,605	1.78%	10.46%	to	9.85%
2005	0.95%	to	1.50%	62,215	10.64	to 10.31	654,878	1.93%	4.29%	to	3.71%
Advisor Balanced Fund - Class T (FAB)
2009	1.30%			70,667	15.36		1,085,420	1.84%			25.29%
2008	1.30%			68,727	12.26		842,534	1.71%			-32.86%
2007	1.30%			76,411	18.26		1,395,238	1.56%			6.81%
2006	1.30%			73,978	17.1		1,264,717	1.74%			9.85%
2005	1.30%			73,624	15.56		1,145,848	1.67%			3.61%

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
Advisor Equity Growth Fund - Class A (FAEGA)
2009	0.95%	to	1.65%	124,740	$6	to	5.62	$730,621	0.00%	26.7%	to	25.8%
2008	0.95%	to	1.65%	140,144	4.74	to	4.47	651,442	0.11%	-47.46%	to	-47.83%
2007	0.95%	to	1.65%	157,844	9.02	to	8.56	1,401,468	0.00%	25.11%	to	24.22%
2006	0.95%	to	1.65%	125,406	7.21	to	6.89	894,569	0.00%	5.53%	to	4.79%
2005	0.95%	to	1.65%	135,715	6.83	to	6.58	919,599	0.00%	4.38%	to	3.65%
Advisor Equity Income Fund - Class A (FAEIA)
2009	0.95%	to	1.90%	222,198	11.65	to	10.61	2,524,127	1.76%	23.33%	to	22.14%
2008	0.95%	to	1.90%	234,094	9.45	to	8.69	2,164,344	1.43%	-41.18%	to	-41.74%
2007	0.95%	to	1.90%	269,954	16.06	to	14.91	4,262,609	1.12%	2.58%	to	1.59%
2006	0.95%	to	1.90%	286,632	15.65	to	14.68	4,428,184	1.09%	15.96%	to	14.86%
2005	0.95%	to	1.90%	313,369	13.5	to	12.78	4,189,354	0.95%	5.42%	to	4.41%
Advisor Equity Income Fund - Class T (FAEI)
2009			1.30%	103,627			17.95	1,860,200	1.51%			22.66%
2008			1.30%	127,058			14.64	1,859,519	1.18%			-41.53%
2007			1.30%	152,824			25.03	3,825,211	0.86%			2%
2006			1.30%	185,763			24.54	4,558,425	1.03%			15.32%
2005			1.30%	200,850			21.28	4,273,989	0.73%			4.8%
Advisor Growth Opportunities Fund - Class A (FAGOA)
2009	0.95%	to	1.50%	54,119	6.57	to	6.22	345,902	0.47%	45.82%	to	45.01%
2008	0.95%	to	1.90%	61,783	4.5	to	4.14	272,500	0.00%	-55.73%	to	-56.16%
2007	0.95%	to	1.90%	68,649	10.17	to	9.45	682,838	0.00%	21.89%	to	20.72%
2006	0.95%	to	1.90%	70,456	8.35	to	7.83	576,813	0.00%	4.03%	to	3.04%
2005	0.95%	to	1.90%	121,384	8.02	to	7.6	959,159	0.23%	7.6%	to	6.57%
Advisor Growth Opportunities Fund - Class T (FAGO)
2009			1.30%	152,316			11.42	1,739,069	0.23%			44.97%
2008			1.30%	170,528			7.88	1,343,043	0.00%			-55.96%
2007			1.30%	223,593			17.88	3,998,681	0.00%			21.26%
2006			1.30%	235,646			14.75	3,475,475	0.00%			3.53%
2005			1.30%	294,745			14.25	4,198,792	0.02%			7.03%
Advisor High Income Advantage Fund - Class T (FAHY)
2009	0.95%	to	1.90%	36,159	16.64	to	15.16	727,082	6.50%	68.01%	to	66.4%
2008	0.95%	to	1.90%	53,238	9.91	to	9.11	612,390	7.09%	-39.52%	to	-40.1%
2007	0.95%	to	1.90%	76,043	16.38	to	15.21	1,442,388	6.40%	1.25%	to	0.27%
2006	0.95%	to	1.90%	118,500	16.18	to	15.17	2,245,182	6.45%	14.5%	to	13.4%
2005	0.95%	to	1.90%	153,451	14.13	to	13.38	2,568,910	6.55%	3.62%	to	2.63%
Advisor Overseas Fund - Class A (FAOA)
2009	0.95%	to	1.50%	847	10.03	to	9.53	8,321	1.56%	25.11%	to	24.42%
2008	0.95%	to	1.50%	1,180	8.02	to	7.66	9,267	1.07%	-43.58%	to	-43.89%
2007	0.95%	to	1.90%	1,459	14.21	to	13.25	20,229	1.36%	15.9%	to	14.79%
2006	0.95%	to	1.90%	1,467	12.26	to	11.55	17,610	0.17%	17.83%	to	16.7%
2005	0.95%	to	1.90%	19,671	10.41	to	9.89	202,627	0.83%	13.23%	to	12.15%
Capital & Income Fund (FCI)
2009			1.30%	4,474			92.2	412,496	8.24%			69.91%
2008			1.30%	4,633			54.26	251,407	7.46%			-32.79%
2007			1.30%	4,872			80.73	393,334	5.86%			2.46%
2006			1.30%	5,826			78.8	459,068	6.17%			11.58%
2005			1.30%	6,767			70.62	477,891	5.89%			3.68%

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**		Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
Equity-Income Fund (FEI)
2009	1.30%		61,956	$87.66			$5,431,364	2.08%	27.85%
2008	1.30%		70,057	68.57			4,803,660	2.11%	-42.4%
2007	1.30%		78,213	119.05			9,310,928	1.73%	0.07%
2006	1.30%		93,962	118.96			11,177,642	1.61%	18.25%
2005	1.30%		104,705	100.6			10,532,987	1.56%	4.36%
High Income Portfolio - Initial Class (FHIP)
2009	1.30%		871	28.02			24,408	8.31%	42.09%
2008	1.30%		872	19.72			17,198	9.00%	-25.96%
2007	1.30%		872	26.64			23,228	8.43%	1.44%
2006	1.30%		873	26.26			22,924	7.82%	9.79%
2005	1.30%		874	23.92			20,903	14.72%	1.37%
Magellan Fund (FMG)
2009	1.30%		317,718	25.05			7,960,286	0.66%	39.3%
2008	1.30%		340,576	17.99			6,125,802	0.14%	-50.06%
2007	1.30%		409,548	36.02			14,750,208	0.43%	17.27%
2006	1.30%		510,739	30.71			15,685,270	0.49%	5.83%
2005	1.30%		636,228	29.02			18,463,355	0.89%	5.04%
Puritan Fund (FPR)
2009	1.30%		174,283	30.43			5,303,824	2.92%	25.04%
2008	1.30%		192,799	24.34			4,692,229	2.78%	-30.08%
2007	1.30%		239,711	34.81			8,344,053	2.83%	4.79%
2006	1.30%		286,741	33.22			9,525,181	2.95%	13.29%
2005	1.30%		333,373	29.32			9,775,061	2.54%	3.31%
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
2009	0.95%	to 1.65%	175,129	12.22	to	11.74	2,106,532	1.99%	25%	to	24.12%
2008	0.95%	to 1.65%	192,827	9.77	to	9.46	1,861,786	2.31%	-44.48%	to	-44.87%
2007	0.95%	to 1.65%	206,096	17.6	to	17.15	3,591,592	3.02%	15.94%	to	15.12%
2006	0.95%	to 1.60%	188,000	15.18	to	14.92	2,832,836	0.53%	16.7%	to	15.93%
2005	0.95%	to 1.60%	68,873	13.01	to	12.87	891,815	0.27%	17.62%	to	16.85%
Balance Sheet Investment Fund - Class A (FRBSI)
2009	0.95%	to 1.65%	164,620	17.26	to	16.16	2,779,669	1.12%	21.43%	to	20.57%
2008	0.95%	to 1.65%	186,547	14.21	to	13.4	2,602,134	1.34%	-36.62%	to	-37.07%
2007	0.95%	to 1.85%	204,076	22.42	to	20.99	4,507,348	1.04%	-4.28%	to	-5.16%
2006	0.95%	to 1.85%	200,922	23.43	to	22.13	4,641,285	1.36%	15.25%	to	14.21%
2005	0.95%	to 1.85%	175,926	20.33	to	19.38	3,530,946	0.88%	9.85%	to	8.86%
Foreign Fund - Class A (TFF)
2009	0.95%	to 1.65%	88,536	15.66	to	14.62	1,879,216	1.55%	48.31%	to	47.26%
2008	0.95%	to 1.65%	128,037	10.56	to	9.93	1,801,366	2.68%	-46.6%	to	-46.98%
2007	0.95%	to 1.65%	171,992	19.78	to	18.73	4,468,461	1.54%	16.13%	to	15.3%
2006	0.95%	to 1.65%	222,002	17.03	to	16.24	4,999,740	2.04%	18.79%	to	17.96%
2005	0.95%	to 1.65%	291,056	14.33	to	13.77	5,675,305	1.52%	9.59%	to	8.81%
Mutual Series Funds - Mutual Shares Fund - Class A (TMSF)
2009	0.95%	to 1.90%	370,806	14.43	to	13.15	5,518,368	2.20%	26.63%	to	25.41%
2008	0.95%	to 1.90%	429,113	11.4	to	10.49	5,060,629	0.88%	-38.69%	to	-39.28%
2007	0.95%	to 1.90%	515,438	18.59	to	17.27	9,963,434	2.55%	1.99%	to	1%
2006	0.95%	to 1.90%	511,413	18.23	to	17.1	9,777,596	1.70%	16.86%	to	15.74%
2005	0.95%	to 1.90%	517,613	15.6	to	14.77	8,515,920	1.45%	8.94%	to	7.9%
(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**		Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
Small-Mid Cap Growth Fund - Class A (FSCG)
2009	0.95%	to 1.90%	155,606	$7.46	to	6.79	$1,134,419	0.00%	41.81%	to	40.45%
2008	0.95%	to 1.90%	178,924	5.26	to	4.84	923,208	0.00%	-43.06%	to	-43.61%
2007	0.95%	to 1.90%	216,319	9.24	to	8.58	1,969,995	0.00%	10.6%	to	9.54%
2006	0.95%	to 1.90%	289,296	8.35	to	7.83	2,392,681	0.00%	6.5%	to	5.48%
2005	0.95%	to 1.90%	319,814	7.84	to	7.42	2,489,754	0.10%	9.5%	to	8.45%
Templeton Foreign Securities Fund - Class 3 (TIF3)
2009	0.95%	to 1.65%	231,595	13.91	to	13.36	3,163,292	3.39%	35.89%	to	34.93%
2008	0.95%	to 1.65%	243,351	10.24	to	9.9	2,453,939	2.52%	-40.96%	to	-41.38%
2007	0.95%	to 1.65%	266,843	17.34	to	16.89	4,573,075	2.24%	14.34%	to	13.53%
2006	0.95%	to 1.65%	280,958	15.16	to	14.88	4,224,492	1.30%	20.31%	to	19.46%
2005	0.95%	to 1.65%	233,560	12.6	to	12.45	2,927,966	1.29%	9.09%	to	8.32%
Genesis Fund - Trust Class (NBGST)
2009	0.95%	to 1.90%	431,654	23.81	to	21.69	10,288,233	0.00%	25.05%	to	23.85%
2008	0.95%	to 1.90%	506,634	19.04	to	17.51	9,690,345	0.00%	-33.49%	to	-34.13%
2007	0.95%	to 1.90%	569,440	28.63	to	26.59	16,441,025	0.14%	20.64%	to	19.48%
2006	0.95%	to 1.90%	681,574	23.73	to	22.25	16,358,793	1.09%	6.24%	to	5.22%
2005	0.95%	to 1.90%	807,488	22.34	to	21.15	18,319,479	0.00%	15.2%	to	14.1%
Guardian Fund - Investor Class (NBGF)
2009	1.30%		78,552	19.3			1,516,365	0.54%	28.52%
2008	1.30%		93,599	15.02			1,405,916	0.39%	-39.02%
2007	1.30%		99,765	24.63			2,457,404	0.61%	6.21%
2006	1.30%		123,393	23.19			2,861,814	0.33%	12.01%
2005	1.30%		148,320	20.71			3,071,220	0.65%	7.03%
Guardian Fund - Trust Class (NBGT)
2009	0.95%	to 1.45%	14,316	10.34	to	9.84	144,646	0.59%	28.57%	to	27.92%
2008	0.95%	to 1.45%	15,586	8.04	to	7.69	122,622	0.34%	-38.86%	to	-39.17%
2007	0.95%	to 1.45%	22,233	13.15	to	12.65	287,874	0.72%	6.36%	to	5.82%
2006	0.95%	to 1.50%	17,972	12.36	to	11.91	218,524	0.20%	12.24%	to	11.62%
2005	0.95%	to 1.50%	27,967	11.01	to	10.67	303,702	0.48%	7.23%	to	6.64%
Partners Fund - Investor Class (PF)
2009	1.30%		115,319	30.46			3,512,455	0.67%	54.07%
2008	1.30%		124,626	19.77			2,463,697	0.30%	-52.61%
2007	1.30%		142,633	41.72			5,950,033	0.32%	8.66%
2006	1.30%		174,025	38.39			6,681,163	0.60%	11.73%
2005	1.30%		208,718	34.36			7,172,124	1.01%	16.46%
Partners Fund - Trust Class (NBPT)
2009	0.95%	to 1.90%	22,103	11.95	to	10.89	260,739	0.73%	54.37%	to	52.89%
2008	0.95%	to 1.90%	25,492	7.74	to	7.12	194,979	0.27%	-52.52%	to	-52.98%
2007	0.95%	to 1.90%	27,172	16.31	to	15.15	438,739	0.25%	8.79%	to	7.74%
2006	0.95%	to 1.90%	42,201	14.99	to	14.06	621,923	0.45%	11.97%	to	10.9%
2005	0.95%	to 1.90%	43,693	13.39	to	12.68	576,139	0.51%	16.69%	to	15.58%
Short Duration Bond Fund - Investor Class (NLMB)
2009	1.30%		51,020	14.17			722,722	4.97%	11.88%
2008	1.30%		59,145	12.66			748,858	5.17%	-17.13%
2007	1.30%		69,314	15.28			1,058,965	5.48%	3.98%
2006	1.30%		66,778	14.69			981,208	4.61%	2.83%
2005	1.30%		72,068	14.29			1,029,836	3.86%	0.25%

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
Socially Responsive Fund - Trust Class (NBSRT)
2009	0.95%	to	1.50%	91,835	$11.31	to	10.96	$1,027,469	0.40%	29.1%	to	28.39%
2008	0.95%	to	1.50%	101,361	8.76	to	8.54	881,359	0.44%	-39.48%	to	-39.82%
2007	0.95%	to	1.50%	129,136	14.48	to	14.19	1,861,389	0.54%	6.29%	to	5.69%
2006	0.95%	to	1.50%	120,462	13.62	to	13.42	1,634,820	0.10%	13.13%	to	12.51%
2005	0.95%	to	1.45%	43,761	12.04	to	11.94	524,937	0.63%	6.43%	to	5.9%
Champion Income Fund - Class A (OCHI)
2009	0.95%	to	1.45%	21,838	3.36	to	3.25	71,469	10.01%	19.15%	to	18.55%
2008	0.95%	to	1.45%	20,984	2.82	to	2.74	58,206	9.04%	-78.71%	to	-78.82%
2007	0.95%	to	1.45%	19,055	13.24	to	12.93	249,351	7.43%	-1.06%	to	-1.56%
2006	0.95%	to	1.45%	17,997	13.38	to	13.13	238,841	5.62%	8.16%	to	7.61%
2005	0.95%	to	1.45%	23,082	12.37	to	12.2	284,436	6.20%	1.68%	to	1.17%
Global Securities Fund/VA - Class 4 (OVGS4)
2009	0.95%	to	1.90%	418,147	13.02	to	12.33	5,359,597	1.84%	38.06%	to	36.73%
2008	0.95%	to	1.90%	450,764	9.43	to	9.02	4,198,500	1.28%	-40.91%	to	-41.48%
2007	0.95%	to	1.90%	528,809	15.96	to	15.41	8,361,948	1.15%	5.05%	to	4.03%
2006	0.95%	to	2.25%	548,551	15.2	to	14.67	8,277,875	0.81%	16.29%	to	14.77%
2005	0.95%	to	2.25%	436,757	13.07	to	12.79	5,682,456	0.76%	12.97%	to	11.49%
Oppenheimer Capital Appreciation Fund - Class A (OCAF)
2009	0.95%	to	1.80%	204,982	7.37	to	6.81	1,484,634	0.00%	42.22%	to	41%
2008	0.95%	to	1.80%	216,105	5.18	to	4.83	1,103,293	0.00%	-46.41%	to	-46.87%
2007	0.95%	to	1.80%	245,700	9.67	to	9.09	2,345,097	0.00%	12.68%	to	11.71%
2006	0.95%	to	1.80%	260,714	8.58	to	8.13	2,214,629	0.00%	6.49%	to	5.57%
2005	0.95%	to	1.80%	360,986	8.06	to	7.71	2,888,178	0.61%	3.7%	to	2.82%
Oppenheimer Global Fund - Class A (OGF)
2009	0.95%	to	1.90%	204,845	11.8	to	10.75	5,832,080	0.60%	37.88%	to	36.56%
2008	0.95%	to	1.90%	239,483	8.56	to	7.87	4,879,638	1.38%	-41.59%	to	-42.15%
2007	0.95%	to	1.90%	304,168	14.65	to	13.61	10,412,275	1.01%	4.95%	to	3.94%
2006	0.95%	to	1.90%	393,370	13.96	to	13.09	12,944,367	0.65%	16.27%	to	15.15%
2005	0.95%	to	1.90%	526,968	12.01	to	11.37	14,749,212	0.60%	12.75%	to	11.68%
Oppenheimer Strategic Income Fund - Class A (OSI)
2009	0.95%	to	1.60%	62,556	16.47	to	15.5	1,011,659	6.74%	20.93%	to	20.14%
2008	0.95%	to	1.60%	52,611	13.62	to	12.9	702,172	5.71%	-17.3%	to	-17.84%
2007	0.95%	to	1.60%	51,188	16.47	to	15.7	828,973	6.73%	8.18%	to	7.47%
2006	0.95%	to	1.60%	39,653	15.23	to	14.61	595,446	4.78%	6.66%	to	5.96%
2005	0.95%	to	1.60%	43,760	14.27	to	13.79	617,703	7.58%	3.17%	to	2.49%
PIMCO Total Return Fund - Class A (PMTRA)
2009	0.95%	to	1.80%	241,882	17.09	to	15.78	4,057,102	5.14%	12.24%	to	11.28%
2008	0.95%	to	1.80%	270,552	15.22	to	14.18	4,056,734	4.67%	3.21%	to	2.32%
2007	0.95%	to	1.80%	252,154	14.75	to	13.86	3,667,101	4.54%	7.53%	to	6.61%
2006	0.95%	to	2.25%	274,095	13.72	to	12.03	3,710,444	4.15%	2.53%	to	1.18%
2005	0.95%	to	2.25%	316,198	13.38	to	11.89	4,186,754	3.18%	1.43%	to	0.1%
Putnam International Equity Fund - Class A (PUIGA)
2009	1.45%	to	1.50%	265	14.56	to	14.51	3,857	2.66%	23.45%	to	23.39%
2008	1.45%	to	1.50%	265	11.79	to	11.76	3,125	0.00%	-45.64%	to	-45.67%
2007	1.45%	to	1.50%	265	21.69	to	21.64	5,749	2.77%	6.82%	to	6.77%
2006	1.45%	to	1.50%	265	20.31	to	20.27	5,382	2.32%	26.38%	to	26.32%
2005	1.45%	to	1.50%	265	16.07	to	16.05	4,258	2.08%	10.95%	to	10.89%

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
Voyager Fund - Class A (PVF)
2009	0.95%	to	1.60%	11,311	$14.07	to	13.47	$157,004	1.79%	62.42%	to	61.36%
2008	0.95%	to	1.50%	5,382	8.66	to	8.39	46,036	0.00%	-37.58%	to	-37.93%
2007	0.95%	to	1.50%	5,061	13.88	to	13.52	69,503	0.00%	4.29%	to	3.71%
2006	1.10%	to	1.50%	4,722	13.23	to	13.04	62,246	0.00%	4.08%	to	3.66%
2005	0.95%	to	1.50%	12,850	12.77	to	12.58	163,516	0.86%	4.5%	to	3.92%
Van Kampen Growth and Income Fund - Class A (VKGIA)
2009	0.95%	to	1.75%	145,665	14.72	to	13.95	2,118,535	1.53%	23.08%	to	22.09%
2008	0.95%	to	1.90%	162,476	11.96	to	11.33	1,925,148	1.85%	-32.84%	to	-33.48%
2007	0.95%	to	1.90%	194,088	17.81	to	17.03	3,432,605	1.87%	1.57%	to	0.59%
2006	0.95%	to	1.90%	191,891	17.54	to	16.93	3,348,357	1.57%	14.91%	to	13.81%
2005	0.95%	to	1.90%	145,322	15.26	to	14.87	2,209,824	1.33%	8.83%	to	7.79%
Van Kampen Mid Cap Growth Fund - Class A (VKGA)
2009	0.95%	to	1.50%	50,066	18.12	to	17.46	897,880	0.00%	57.79%	to	56.92%
2008	0.95%	to	1.50%	62,283	11.49	to	11.13	710,249	0.00%	-48.89%	to	-49.18%
2007	0.95%	to	1.55%	75,338	22.47	to	21.85	1,683,123	0.00%	21.2%	to	20.46%
2006	0.95%	to	1.55%	41,717	18.54	to	18.14	767,703	0.00%	7.97%	to	7.32%
2005	0.95%	to	1.55%	27,114	17.17	to	16.9	464,288	0.00%	16.5%	to	15.79%
Van Kampen Real Estate Securities Fund - Class A (VKRES)
2009	0.95%	to	1.90%	52,866	17.22	to	16.14	896,072	1.75%	27.29%	to	26.07%
2008	0.95%	to	1.90%	62,570	13.53	to	12.81	837,040	1.46%	-39.22%	to	-39.81%
2007	0.95%	to	1.90%	66,818	22.25	to	21.28	1,475,872	1.27%	-18.13%	to	-18.92%
2006	0.95%	to	1.90%	121,543	27.18	to	26.24	3,282,788	1.32%	36.14%	to	34.84%
2005	0.95%	to	1.90%	71,646	19.96	to	19.46	1,422,868	1.66%	15.5%	to	14.39%
Virtus Balanced Fund - Class A (PBF)
2009	1.30%			33,587	20.2			678,463	2.50%	21.77%
2008	1.30%			32,819	16.59			544,406	2.82%	-26.81%
2007	1.30%			40,077	22.66			908,282	2.31%	4.49%
2006	1.30%			43,231	21.69			937,643	2.24%	11.27%
2005	1.30%			57,925	19.49			1,129,059	1.94%	0.16%
Advisors Small Cap Fund - Class A (WRASCA)
2009	0.95%	to	1.60%	17,748	14.97	to	14.33	261,564	0.00%	41.61%	to	40.68%
2008	0.95%	to	1.60%	16,298	10.57	to	10.19	169,941	0.00%	-38.3%	to	-38.7%
2007	0.95%	to	1.60%	16,996	17.14	to	16.62	288,028	0.00%	6.66%	to	5.95%
2006	0.95%	to	1.60%	18,050	16.07	to	15.69	288,219	0.00%	5.16%	to	4.47%
2005	0.95%	to	1.60%	16,011	15.28	to	15.01	243,451	0.00%	11.31%	to	10.58%
Advantage Funds(R) - Common Stock Fund - Investor Class (SCS)
2009	0.95%	to	1.90%	147,479	13.94	to	12.7	2,542,019	0.13%	39.94%	to	38.6%
2008	0.95%	to	1.90%	175,388	9.96	to	9.16	2,153,047	0.00%	-35.54%	to	-36.16%
2007	0.95%	to	1.90%	215,499	15.45	to	14.35	4,102,076	0.62%	8.89%	to	7.84%
2006	0.95%	to	1.90%	246,991	14.19	to	13.31	4,298,808	0.00%	14.22%	to	13.13%
2005	0.95%	to	1.90%	279,865	12.42	to	11.76	4,275,989	0.00%	10.95%	to	9.89%
Advantage Funds(R) - Growth Fund - Investor Class (SGR)
2009	0.95%	to	1.50%	39,201	13.85	to	13.38	532,935	0.00%	45.93%	to	45.12%
2008	0.95%	to	1.60%	46,687	9.49	to	9.17	437,411	0.00%	-41.02%	to	-41.4%
2007	0.95%	to	1.45%	41,166	16.09	to	15.76	654,897	0.00%	26.2%	to	25.56%
2006	0.95%	to	1.45%	31,689	12.75	to	12.55	400,625	0.00%	6.71%	to	6.17%
2005	0.95%	to	1.45%	15,301	11.95	to	11.82	181,762	0.00%	7.96%	to	7.42%

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
Advantage Funds(R) - Large Cap Growth Fund - Investor Class (STR)
2009	1.30%			63,733	$23.19			$1,478,149	0.08%	34.69%
2008	1.30%			61,544	17.22			1,059,719	0.00%	-39.62%
2007	1.30%			67,345	28.52			1,920,567	0.00%	16.58%
2006	1.30%			78,113	24.46			1,910,814	0.00%	2.52%
2005	1.30%			86,404	23.86			2,061,588	0.00%	6.47%
Advantage Funds(R) - Large Company Core Fund - Investor Class (SGI)
2009	0.95%	to	1.60%	17,526	6.62	to	6.23	113,643	0.53%	37.61%	to	36.7%
2008	0.95%	to	1.60%	20,927	4.81	to	4.56	98,538	0.89%	-39.88%	to	-40.27%
2007	0.95%	to	1.85%	20,646	8	to	7.49	162,231	0.58%	1.26%	to	0.34%
2006	0.95%	to	1.85%	21,787	7.9	to	7.47	169,326	0.28%	14.3%	to	13.26%
2005	0.95%	to	1.85%	36,681	6.91	to	6.59	251,415	0.41%	-2.74%	to	-3.62%
Advantage Funds(R) - Mid Cap Growth Fund - Investor Class (WFMCGZ)
2009	0.95%	to	1.50%	23,273	12.24	to	11.93	281,446	0.00%	52.55%	to	51.7%
2008	0.95%	to	1.50%	21,653	8.03	to	7.86	172,174	0.00%	-45.52%	to	-45.82%
2007	0.95%	to	1.50%	27,492	14.73	to	14.51	402,742	0.00%	17.49%	to	16.84%
2006	0.95%	to	1.50%	24,109	12.54	to	12.42	301,104	0.00%	12.71%	to	12.08%
2005	0.95%	to	1.50%	35,742	11.13	to	11.08	397,069	0.00%	11.25%	to	10.8%*
A Bonds Plus, Inc. (DBP)
2007	1.30%			124,170	16.05			1,993,145	4.86%	2.09%
2006	1.30%			145,007	15.72			2,279,940	4.52%	2.68%
2005	1.30%			178,348	15.31			2,731,017	4.56%	0.98%
Delchester Fund - Institutional Class (obsolete) (DBF)
2008	1.30%			30,808	12.48			384,544	8.47%	-27.19%
2007	1.30%			23,032	17.14			394,832	8.86%	0.68%
2006	1.30%			26,667	17.03			454,075	7.35%	12.64%
2005	1.30%			27,252	15.12			411,980	7.90%	2.39%
Global Fixed Income Fund - Common Class (obsolete) (WPGF)
2008	1.30%			55,748	15.57			868,048	7.28%	-0.55%
2007	1.30%			46,017	15.66			720,482	5.46%	6.65%
2006	1.30%			49,753	14.68			730,372	2.47%	4.24%
2005	1.30%			71,866	14.08			1,012,033	2.19%	-6.96%
J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)
2008	0.95%	to	1.50%	17,226	9.17	to	8.8	154,660	2.77%	-26.26%	to	-26.67%
2007	0.95%	to	1.50%	16,842	12.43	to	12	205,864	1.98%	3.63%	to	3.05%
2006	0.95%	to	1.50%	20,618	12	to	11.64	243,931	2.29%	11.19%	to	10.57%
2005	0.95%	to	1.50%	21,649	10.79	to	10.53	231,136	2.18%	1.57%	to	1.01%
Janus Adviser Series - Balanced Fund - Class S (obsolete) (JABR)
2008	0.95%	to	1.65%	109,127	11.08	to	10.45	1,192,486	2.09%	-15.63%	to	-16.22%
2007	0.95%	to	1.65%	87,699	13.13	to	12.47	1,134,521	2.43%	8.8%	to	8.03%
2006	0.95%	to	1.65%	106,188	12.07	to	11.54	1,265,873	1.42%	9.35%	to	8.58%
2005	0.95%	to	1.70%	129,865	11.04	to	10.6	1,417,997	1.44%	6.65%	to	5.84%
Janus Adviser Series - International Growth Fund - Class S (obsolete) (JAIGR)
2008	1.20%	to	1.50%	4,368	9.21	to	8.98	40,083	3.43%	-49.63%	to	-49.78%
2007	1.20%	to	1.90%	4,431	18.28	to	17.37	80,714	2.47%	24.62%	to	23.74%
2006	1.20%	to	1.90%	4,626	14.67	to	14.03	67,660	0.83%	42.9%	to	41.89%
2005	1.20%	to	1.90%	4,763	10.27	to	9.89	48,758	0.57%	30.15%	to	29.24%

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
Janus Adviser Series - Worldwide Fund - Class S (obsolete) (JAWGR)
2008	0.95%	to	1.90%	52,632	$4.6	to	4.24	$236,991	0.57%	-45.23%	to	-45.75%
2007	0.95%	to	1.90%	59,906	8.39	to	7.82	493,594	0.17%	7.88%	to	6.84%
2006	0.95%	to	1.90%	70,080	7.78	to	7.32	536,746	1.72%	15.82%	to	14.72%
2005	0.95%	to	1.90%	92,412	6.72	to	6.38	612,548	0.68%	5.06%	to	4.06%
Small Company Growth Fund - Investor Class (obsolete) (ISCG)
2005	0.95%	to	1.60%	116,299	7.28	to	7.01	836,317	0.00%	4.49%	to	3.81%
Value Opportunities Fund - Class A (obsolete) (NVOA)
2008	0.95%	to	1.60%	13,461	10.12	to	9.58	134,464	0.22%	-36.46%	to	-36.87%
2007	0.95%	to	1.60%	14,042	15.92	to	15.18	220,907	0.00%	-8.52%	to	-9.12%
2006	0.95%	to	1.60%	17,052	17.41	to	16.71	293,641	0.00%	16.73%	to	15.96%
2005	0.95%	to	1.60%	21,774	14.91	to	14.41	321,355	0.12%	6.87%	to	6.17%
2009	Reserves for annuity contracts in payout phase:								44,895
2009	Contract owners equity:								$226,799,748
2008	Reserves for annuity contracts in payout phase:								36,699
2008	Contract owners equity:								$197,657,447
2007	Reserves for annuity contracts in payout phase:								71,144
2007	Contract owners equity:								$341,813,434
2006	Reserves for annuity contracts in payout phase:								81,495
2006	Contract owners equity:								$355,699,377
2005	Reserves for annuity contracts in payout phase:								82,830
2005	Contract owners equity:								$348,541,242
*	Denotes the minimum and/or maximum of the total return ranges, for underlying mutual fund options that were added and funded during the reporting period. One or both of the returns presented may not be annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such case, the total return presented is representative of all units issued and outstanding at period end.
**	This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
***	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or contract maintenance charges, that result in direct reductions to the contractholder accounts through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
****	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of the unit value for expenses assessed. It does not include any expenses assessed through the redemption of units, the inclusion of which would result in a reduction of the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2009, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2009, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Columbus, Ohio

March 10, 2010